AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 15, 2003
                                                  1933 ACT FILE NO. ___________

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                          MFS(R)/SUN LIFE SERIES TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                500 BOYLSTON, STREET, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-954-5000

                                  -------------

                             STEPHEN E. CAVAN, ESQ.
                    MASSACHUSETTS FINANCIAL SERVICES COMPANY,
                               500 BOYLSTON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  -------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

TITLE OF SECURITIES BEING REGISTERED: INITIAL CLASS AND SERVICE SHARES OF BENEFICIAL INTEREST IN THE SERIES OF THE REGISTRANT DESIGNATED GLOBAL TOTAL RETURN SERIES.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAS PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 2-83616).

            IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON
                       JUNE 16, 2003 PURSUANT TO RULE 488.

===============================================================================

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                        122 East 42nd Street, Suite 1900
                            New York, New York 10017
                     Tel. (800) 447-7569 Fax (781) 304-5313


                                        June 24, 2003

Dear Contract Holder:

    A Special Meeting of Shareholders ("Shareholder Meeting") of the Global Asset Allocation Series of MFS(R)/Sun Life Series Trust ("Trust") will be held at the offices of the Trust, 500 Boylston Street, 24th Floor, Boston, Massachusetts, on July 28, 2003, at 2:00 p.m. Eastern time.

    All or part of the variable portion of your annuity contract is invested in shares of one or more Series of the Trust. Although you are not a shareholder of any Series, you have the right to instruct Sun Life Insurance and Annuity Company of New York ("Sun Life (NY)"), issuer of the contract, as to the manner in which the number of shares of each Series attributable to your contract should be voted. Sun Life (NY) will follow voting instructions received at least one day prior to the Shareholder Meeting. Shares for which no timely voting instructions are received will be voted by Sun Life (NY) in the same proportion as the shares for which instructions are received.

    You are being asked to give voting instructions on a proposal to merge the Global Asset Allocation Series into the Global Total Return Series, which is also a series of the Trust.

    We have enclosed a copy of the Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus dated June 24, 2003, and a card entitled "Voting Instructions." This card should be used to register your vote on the proposals to be acted upon at the Shareholder Meeting.

    YOUR VOTE ON THESE MATTERS IS IMPORTANT. PLEASE COMPLETE THE VOTING INSTRUCTIONS CARD AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED IN ORDER TO ENSURE THAT ALL THE SHARES ATTRIBUTABLE TO YOUR CONTRACT ARE VOTED BY SUN LIFE
(NY).

                                        Sincerely,


                                        Robert C. Salipante
                                        President

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                           One Sun Life Executive Park
                      Wellesley Hills, Massachusetts 02481
                     Tel. (800) 752-7215 Fax (781) 304-5313


                                        June 24, 2003

Dear Contract Holder:

    A Special Meeting of Shareholders ("Shareholder Meeting") of Global Asset Allocation Series of MFS(R)/Sun Life Series Trust ("Trust") will be held at the offices of the Trust, 500 Boylston Street, 24th Floor, Boston, Massachusetts, on July 28, 2003, at 2:00 p.m. Eastern time.

    All or part of the variable portion of your annuity contract is invested in shares of one or more Series of the Trust. Although you are not a shareholder of any Series, you have the right to instruct Sun Life Assurance Company of Canada (U.S.) ("Sun Life"), issuer of the contract, as to the manner in which the number of shares of each Series attributable to your contract should be voted. Sun Life will follow voting instructions received at least one day prior to the Shareholder Meeting. Shares for which no timely voting instructions are received will be voted by Sun Life in the same proportion as the shares for which instructions are received.

    You are being asked to give voting instructions on a proposal to merge the Global Asset Allocation Series into the Global Total Return Series, which is also a series of the Trust.

    We have enclosed a copy of the Notice of Special Meeting of Shareholders and Proxy Statement/Prospectus dated June 24, 2003, and a card entitled "Voting Instructions." This card should be used to register your vote on the proposals to be acted upon at the Shareholder Meeting.

    YOUR VOTE ON THESE MATTERS IS IMPORTANT. PLEASE COMPLETE THE VOTING INSTRUCTIONS CARD AND RETURN IT PROMPTLY IN THE ENVELOPE PROVIDED IN ORDER TO ENSURE THAT ALL THE SHARES ATTRIBUTABLE TO YOUR CONTRACT ARE VOTED BY SUN LIFE.

                                        Sincerely,


                                        Robert C. Salipante
                                        President

                       MFS GLOBAL ASSET ALLOCATION SERIES
                      A SERIES OF MFS/SUN LIFE SERIES TRUST

                500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD JULY 28, 2003

A Special Meeting of Shareholders ("Shareholder Meeting") of Global Asset Allocation Series, a series of MFS/Sun Life Series Trust ("Trust"), a Massachusetts business trust, will be held at the offices of the Trust, 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116, on Monday, July 28, 2003, at 2:00 p.m. Owners of Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York's variable annuity and life insurance contracts that are invested in the Global Asset Allocation Series will be asked to provide their respective company with voting instructions on the following proposals:

    ITEM 1. To consider and act upon a proposal to approve a Plan of Reorganization and Termination (the "Plan") between Global Asset Allocation Series and Global Total Return Series, each a series of MFS/Sun Life Series Trust, a Massachusetts business trust, providing for the transfer of the assets of the Global Asset Allocation Series to the Global Total Return Series in exchange solely for shares of beneficial interest in the Global Total Return Series and the assumption by the Global Total Return Series of the liabilities of the Global Asset Allocation Series, the distribution of the Global Total Return Series shares to the shareholders of the Global Asset Allocation Series in liquidation of the Global Asset Allocation Series and the termination of the Global Asset Allocation Series.

    ITEM 2. To transact such other business as may properly come before the Shareholder Meeting and any adjournments thereof.

    The record date for the determination of shareholders who are entitled to notice of and to vote at the Shareholder Meeting or any adjournment thereof has been fixed as close of business on June 10, 2003.

                                        By order of the Board of Trustees,
                                        Stephen E. Cavan, Secretary

June 24, 2003

                           PROSPECTUS/PROXY STATEMENT

                                  JUNE 24, 2003

                          ACQUISITION OF THE ASSETS OF

                         GLOBAL ASSET ALLOCATION SERIES

                        BY AND IN EXCHANGE FOR SHARES OF

                           GLOBAL TOTAL RETURN SERIES
                   EACH A SERIES OF MFS/SUN LIFE SERIES TRUST

                               500 BOYLSTON STREET
                           BOSTON, MASSACHUSETTS 02116

                            *    *    *    *    *

This Prospectus/Proxy Statement relates to the proposed reorganization ("Reorganization") of MFS/Sun Life Series Trust (the "Trust") - Global Asset Allocation Series ("Global Asset Allocation Series") into MFS/Sun Life Series Trust - Global Total Return Series ("Global Total Return Series"). (The Global Total Return Series and the Global Asset Allocation Series are referred to herein as the "Series.") This document will give you the information you need to vote on the proposed Reorganization. Much of the information is required under rules of the Securities and Exchange Commission ("SEC"); some is technical. If there is anything you don't understand, please contact Sun Life Assurance Company of Canada (U.S.), Annuities Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by calling 1-800-752-7215; and Sun Life Insurance and Annuity Company of New York, c/o Service Office, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by calling 1-800-447-7569.

    If the proposed Reorganization is approved, each Initial Class and Service Class shareholder of the Global Asset Allocation Fund will receive a number of full and fractional Initial Class and Service Class shares, respectively, of the Global Total Return Fund equal in value at the date of the exchange to the total value of the shareholder's Global Asset Allocation Fund shares.

    As of the date of this Prospectus/Proxy Statement, all shares of the Global Asset Allocation Fund were owned of record by Sun Life Assurance Company of Canada (U.S.) ("Sun Life") and Sun Life Insurance and Annuity Company of New York ("Sun Life (NY)") (each, a "Company" or "Shareholder," and collectively, the "Companies" or "Shareholders") and held in the Companies' respective separate accounts ("Separate Accounts") established to fund benefits under variable annuity and variable life insurance contracts ("Contracts") issued by the respective Companies. Each Company is required to solicit instructions from owners and participants and payees under the Contracts ("Contract Holders") with respect to shares held by the Separate Accounts as to how it should vote on the proposal to be considered at the Special Meeting of Shareholders of Global Asset Allocation Series, referred to in the preceding Notice, and at any adjournments ("Shareholder Meeting").

    All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Shareholder Meeting, and not revoked, will be voted at the Shareholder Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card or voting instruction form, it will be voted "for" the matters specified on the proxy card or voting instruction form. All shares that are voted and votes to "abstain" will be counted towards establishing a quorum. Shares in the investment division of a Separate Account for which a Company receives no timely voting instructions from Contract Holders, or which are attributable to amounts retained by the Company as surplus or seed money, will be voted by the Company either for or against the proposal, or as an abstention, in the same proportion as the shares for which Contract Holders have provided voting instructions to the Company.

    This Prospectus/Proxy Statement explains concisely what you should know before voting or providing voting instructions on the proposed Reorganization or investing in the Global Total Return Series. Please read it and keep it for future reference. This Prospectus/Proxy Statement is accompanied by the Prospectus, dated May 1, 2003, of the Trust, which includes information for the Global Total Return Series (the "Global Total Return Series Prospectus"). The Global Total Return Series Prospectus is incorporated into this Prospectus/Proxy Statement by reference.

    The following documents have been filed with the SEC and are also incorporated into this Prospectus/Proxy Statement by reference:

        (i) the Prospectus, dated May 1, 2003, of the Global Asset Allocation Series;

        (ii) the Statement of Additional Information of the Global Asset Allocation Series and Global Total Return Series, dated May 1, 2003; and

        (iii) a Statement of Additional Information, dated June 24, 2003, relating to the proposed Reorganization.

    For a free copy of any of the above documents, please contact Sun Life Assurance Company of Canada (U.S.), Annuities Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by calling 1-800-752-7215; and Sun Life Insurance and Annuity Company of New York, c/o Service Office, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by calling 1-800-447-7569.

    Proxy materials, registration statements and other information filed by the Series can be inspected and copied at the Public Reference Room maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. You may also access such material and other information about the Series on the Commission's Internet site at http://www.sec.gov.

    The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of such Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

                            *    *    *    *    *

                              TABLE OF CONTENTS
                                                                          PAGE
                                                                          ----

Synopsis ................................................................    4
Risk Factors ............................................................   10
General .................................................................   13
Proposal Regarding Approval or Disapproval of Reorganization and
  Related Plan of Reorganization ........................................   13
Background and Reasons for the Proposed Reorganization ..................   14
Information about the Reorganization ....................................   15
Voting Information ......................................................   18
Plan of Reorganization ..................................................  A-1
Extract from Global Total Return Series' Annual Report dated
  December 31, 2002 .....................................................  B-1
Enclosure
  Prospectus of the Global Total Return Series, dated May 1, 2003

                                   SYNOPSIS

    The responses to the questions that follow provide an overview of key points typically of concern to shareholders considering a proposed reorganization between series. These responses are qualified in their entirety by the remainder of the Prospectus/Proxy Statement, which contains additional information and further details regarding the proposed Reorganization.

1. WHAT IS BEING PROPOSED?
    The Trustees of the Series are recommending that the Shareholders of the Global Asset Allocation Series approve the Reorganization of the Global Asset Allocation Series into the Global Total Return Series. If the Reorganization is approved, the assets of the Global Asset Allocation Series will be transferred to the Global Total Return Series in exchange for shares of the Global Total Return Series with a value equal to those assets net of liabilities, and the Global Total Return Series will assume the liabilities of the Global Asset Allocation Series. Immediately following the transfer, the Global Total Return Series shares received by the Global Asset Allocation Series will be distributed to its Shareholders, pro rata, and the Global Asset Allocation Series will be terminated as soon as reasonably practicable thereafter.

2. WHAT WILL HAPPEN TO THE SHARES OF THE GLOBAL ASSET ALLOCATION SERIES AS A RESULT OF THE REORGANIZATION?
    Shares of the Global Asset Allocation Series will, in effect, be exchanged on a tax-free basis for shares of the same class of the Global Total Return Series with an equal total net asset value. The Global Asset Allocation Series will then be terminated.

3. WHY ARE THE TRUSTEES PROPOSING THIS REORGANIZATION?
    The Trustees believe that the Reorganization is in the best interest of the Shareholders invested in each Series. Over the last few years, the assets of the Global Asset Allocation Series have substantially declined, which has made the Series more difficult to manage efficiently. The Global Total Return Series is both larger and generally has a better performance record than the Global Asset Allocation Series. The Global Total Return Series also has lower expense ratios than the Global Asset Allocation Series.

4. WHAT ARE THE BENEFITS OF MERGING THE GLOBAL ASSET ALLOCATION SERIES INTO THE GLOBAL TOTAL RETURN SERIES?
    As shown in more detail below, the two Series have similar investment objectives, policies and strategies, but the Global Total Return Series is more than twice the size of the Global Asset Allocation Series. The combined Series would have a significantly larger asset base, which should provide greater opportunities for diversifying investments and realizing economies of scale. In addition, the Global Total Return Series has lower expense ratios and it historically has performed better than the Global Asset Allocation Series. Past performance, of course, is not an indication of future performance. However, the Trustees believe that the combination offers Shareholders invested in the Global Asset Allocation Series a greater opportunity for improved performance.

    As shown in the Annual Series Operating Expenses table on page 7, if the Reorganization had taken place on December 31, 2001, the annual expense ratios for the Global Total Return Series for the following 12 months ended December 31, 2002, are projected to have been 0.88% for Initial Class shares (compared to 0.92% for your Series) and 1.13% for Service Class shares (compared to 1.17% for your Series). Lower expenses should help keep more of your money invested, which often helps bolster investment's total return over time.

5. HOW DO THE INVESTMENT GOALS, POLICIES AND RESTRICTIONS OF THE TWO SERIES COMPARE?
    The investment goals and policies of the two Series are very similar. The Global Asset Allocation Series' objective is to seek total return over the long-term through investments in equity and fixed income securities, low volatility of share price (i.e., net asset value per share) and reduced risk (compared to an aggressive equity/fixed income series). The Global Total Return Series' objective is to seek total return by investing in securities which provide above-average current income (compared to a portfolio invested entirely in equity securities) and opportunities for long-term growth of capital and income. Each Series is advised by Massachusetts Financial Services Company ("MFS").

    Both Series seek to achieve their goals by investing in a combination of equity and debt securities of U.S. and non-U.S. issuers. The equity securities in which the Series may invest include common stocks and related securities, such as preferred stock, convertible securities, warrants and depositary receipts. The fixed income securities in which the Series may invest include U.S. government securities, corporate bonds and high yield fixed income securities. Each Series may invest in fixed income and equity securities of issuers in developed and emerging markets.

    The Global Total Return Series invests at least 40%, but not more than 75%, of its net assets in global equity securities, and at least 25% of its net assets in global fixed income securities, while the Global Asset Allocation Series, under normal market conditions, invests at least 30% of its total assets in equity securities. Each Series varies the percentage of its assets invested in any asset class in accordance with MFS' interpretation of economic and market conditions, fiscal and monetary policy and underlying security values. Each Series also has the ability to vary the percentage of its assets invested abroad and denominated in foreign currencies in accordance with MFS' view on the state of the economies of the various countries of the world, their financial markets and the relationship of their currencies to the U.S. dollar.

    The primary difference between the Series is that the Global Asset Allocation Series may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries, while the Global Total Return Series generally is invested in issuers located in a number of different countries. In addition, the Global Asset Allocation Series may invest in lower rated bonds ("junk bonds") and derivative instruments, such as futures, options and swaps, to a greater extent than the Global Total Return Series. The Global Asset Allocation Series may invest in municipal securities to a greater extent than the Global Total Return Series.

    In addition to the Series' principal investment strategies referred to above, the Series may engage in a number of other investment techniques and practices. The table below summarizes both the principal and non-principal investment techniques and practices that the Series can employ. The risks associated with the principal investment techniques and practices are described, together with their risks, in the Series' Statement of Additional Information.

INVESTMENT TECHNIQUES/PRACTICES

SYMBOLS     x SERIES USES, OR CURRENTLY ANTICIPATES USING    -- PERMITTED, BUT SERIES DOES NOT CURRENTLY
                                                                ANTICIPATE USING
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  GLOBAL TOTAL            GLOBAL ASSET
                                                                                   RETURN FUND          ALLOCATION SERIES
                                                                                   -----------          -----------------
Debt Securities
  Asset-Backed Securities
    Collateralized Mortgage Obligations and Multiclass
      Pass-Through Securities ................................................          x                       x

    Corporate Asset-Backed Securities ........................................          x                       x
    Mortgage Pass-Through Securities .........................................          x                       x
    Stripped Mortgage-Backed Securities ......................................         --                       x
  Corporate Securities .......................................................          x                       x
  Loans and Other Direct Indebtedness ........................................          x                       x
  Lower Rated Bonds ..........................................................          x                       x
  Municipal Bonds ............................................................          x                       x
  U.S. Government Securities .................................................          x                       x
  Variable and Floating Rate Obligations .....................................          x                       x
  Zero Coupon Bonds ..........................................................          x                       x
Equity Securities ............................................................          x                       x
Foreign Securities Exposure
  Brady Bonds ................................................................          x                       x
  Depositary Receipts ........................................................          x                       x
  Dollar-Denominated Foreign Debt Securities .................................          x                       x
  Emerging Markets ...........................................................          x                       x
  Foreign Securities .........................................................          x                       x
Forward Contracts ............................................................          x                       x
Futures Contracts ............................................................          x                       x
Indexed Securities ...........................................................          x                       x
Inverse Floating Rate Obligations ............................................          x                       x
Investment in Other Investment Companies
  Open-End Series ............................................................          x                       x
  Closed-End Series ..........................................................          x                       x
Lending of Portfolio Securities ..............................................          x                       x
Leveraging Transactions
  Bank Borrowings ............................................................         --                      --
  Mortgage "Dollar-Roll" Transactions ........................................          x                       x
  Reverse Repurchase Agreements ..............................................         --                      --
Options
  Options on Foreign Currencies ..............................................          x                       x
  Options on Futures Contracts ...............................................          x                       x
  Options on Securities ......................................................          x                       x
  Options on Stock Indices ...................................................          x                       x
  Reset Options ..............................................................          x                       x
  "Yield Curve" Options ......................................................          x                       x
Repurchase Agreements ........................................................          x                       x
Short Sales ..................................................................          x                       x
Short Term Instruments .......................................................          x                       x
Swaps and Related Derivative Instruments .....................................          x                       x
Temporary Borrowings .........................................................          x                       x
Temporary Defensive Positions ................................................          x                       x
"When-Issued" Securities .....................................................          x                       x

6. HOW DO THE MANAGEMENT FEES AND OTHER EXPENSES OF THE TWO SERIES COMPARE, AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE REORGANIZATION?
    The table below shows the annual operating expenses of the Series. In the fiscal year ended December 31, 2002, each Series paid a management fee of 0.75% of the Series' average daily net assets. Thus, the management fee rate for the Global Total Return Series is, and after giving effect to the Reorganization would remain, equal to that of the Global Asset Allocation Series.

    The Global Total Return Series' "other expenses" for each class of shares were 0.02% lower than the Global Asset Allocation Series' "other expenses." The net total annual operating expense ratio for each class of shares of the Global Total Return Series also was lower than that of the corresponding class of shares of the Global Asset Allocation Series.

    The Series do not impose a sales charge on the purchase of shares. The Series have adopted distribution plans under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), for Service Class shares. The distribution fee payable pursuant to the Rule 12b-1 distribution plan is the same for each Series' Service Class shares. Initial Class shares of each Series do not have a Rule 12b-1 distribution fee.

    The pro forma post-Reorganization net expenses of the Global Total Return Series are 0.04% lower for each class of shares, than those of the Global Asset Allocation Series for the 12-month period ended December 31, 2002.

    The following tables summarize the maximum fees and expenses you may pay when investing in the Series, expenses that each Series incurred in the 12 months ended December 31, 2002, and pro forma expenses of the Global Total Return Series after giving effect to the Reorganization (assuming that the Reorganization occurred on December 31, 2001). The tables below do not reflect any Contract or Separate Account fees and expenses, which are imposed under the Contracts. If such fees and expenses were reflected, the total expenses would be higher.

                        ANNUAL SERIES OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM SERIES ASSETS)

                                                                                         TOTAL ANNUAL
                                       MANAGEMENT      DISTRIBUTION       OTHER        SERIES OPERATING
                                          FEES       (12B-1) FEES(1)   EXPENSES(3)        EXPENSES(3)
                                     --------------  ----------------  ------------  ---------------------
GLOBAL ASSET ALLOCATION SERIES
  Initial Class ...................      0.75%             N/A            0.17%              0.92%
  Service Class ...................      0.75%            0.25%           0.17%              1.17%

GLOBAL TOTAL RETURN SERIES
  Initial Class ...................      0.75%             N/A            0.15%              0.90%
  Service Class ...................      0.75%            0.25%           0.15%              1.15%

GLOBAL TOTAL RETURN (PRO FORMA COMBINED)(2)
  Initial Class ...................      0.75%             N/A            0.13%              0.88%
  Service Class ...................      0.75%            0.25%           0.13%              1.13%

----------
(1) Each Series has adopted a distribution plan for Service Class shares under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Service Class shares (these services are referred to as distribution fees).
(2) Assumes that the Reorganization occurred on December 31, 2001.
(3) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Series Operating Expenses" for Global Asset
    Allocation Series would be equal to 0.91% for Initial Class shares and 1.16% for Service Class shares.

The above table is provided to help you understand the expenses of investing in the Series, including pro forma expenses of the Global Total Return Series after giving effect to the Reorganization, and your share of the operating expenses that each Series incurs.

EXAMPLES
    The following examples translate the expense percentages shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the Series. The examples make certain assumptions. They assume that you invest $10,000 in a Series for the time periods shown and then redeem all your shares at the end of these periods. They also assume a 5% return on your investment each year and that a Series' operating expenses remain the same. The examples are hypothetical; your actual costs and returns may be higher or lower.

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS

GLOBAL ASSET ALLOCATION
  Initial Class ................     $ 94        $293        $509       $1,131
  Service Class ................     $119        $372        $644       $1,420

GLOBAL TOTAL RETURN
  Initial Class ................     $ 92        $287        $498       $1,108
  Service Class ................     $117        $365        $633       $1,398

GLOBAL TOTAL RETURN
(PRO FORMA COMBINED)
  Initial Class ................     $ 90        $281        $488       $1,084
  Service Class ................     $115        $359        $622       $1,375

7. HOW HAS THE GLOBAL TOTAL RETURN SERIES PERFORMED?
    As shown in the tables below, the Global Total Return Series outperformed your Series for the 1-year, 3-year, 5-year and since inception periods and in five of the last eight years. The performance results do not reflect any Separate Account and Contract fees and expenses, which would reduce the performance results.

            ANNUAL TOTAL RETURN* (TOTAL INVESTMENT RETURN AT NAV)
                             INITIAL CLASS SHARES

                                                                     YEAR ENDED DECEMBER 31,
                                 ---------------------------------------------------------------------------------------------
                                     2002        2001        2000        1999        1998        1997        1996        1995
Global Total Return Series ......   0.58%      (6.17)%      2.28%       8.43%       18.37%      13.61%      14.33%      17.89%
Global Asset Allocation Series ..  (6.94)%     (8.89)%     (2.31)%      18.48%      6.60%       10.87%      16.04%      21.56%

                       AVERAGE ANNUAL RETURN* (AT NAV)
                             INITIAL CLASS SHARES

                                                                         YEAR ENDED DECEMBER 31,
                                                                   -----------------------------------
                                                          1 YEAR       3 YEARS       5 YEARS     LIFE OF SERIES**
                                                          ------       -------       -------     ----------------
Global Total Return Series ...........................    0.58%        (1.17)%        4.38%            8.23%
Global Asset Allocation Series .......................   (6.94)%       (6.09)%        0.91%            6.31%

------------
 * The performance information in the table above reflects reinvestment of dividends and other distributions. The average annual total returns for the Service Class shares of each Series would have been lower than the returns of the Initial Class shares because the Service Class shares have higher total annual expense ratios.
** Each Series commenced operations on November 7, 1994.

    Of course, the Series' past performance is not an indication of future performance. To review the Global Total Return Series in more detail, please refer to Appendix B and the Global Total Return Series' prospectus and most recent annual report.

8. WHAT ARE THE DIFFERENCES IN PORTFOLIO TURNOVER RATES OF THE TWO SERIES? Portfolio turnover is a measure of how frequently a Series trades portfolio securities. Frequent trading of portfolio securities increases transaction costs, which could detract from a Series' performance. During its last fiscal year the Global Asset Allocation Series had a portfolio turnover rate of 163% and the Global Total Return Series' portfolio turnover rate was 84%.

9. WHO MANAGES THE GLOBAL TOTAL RETURN SERIES?
    The Global Total Return Series is managed by a team of portfolio managers comprised of Steven R. Gorham and Barnaby Weiner, MFS Senior Vice Presidents, and Matthew Ryan, MFS Vice President. These individuals have been the Series' portfolio managers since: Mr. Gorham - 2000, Mr. Weiner - 2003, and Mr. Ryan - 1997. Messrs. Gorham and Wiener are managers of the common stock portion of the Series' portfolio and Mr. Ryan is the manager of the fixed income portion of the Series' portfolio. Members of the team may change from time to time, and a current list of team members is available by contacting Sun Life Assurance Company of Canada (U.S.), Annuities Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by calling 1-800-752-7215; and Sun Life Insurance and Annuity Company of New York, c/o Service Office, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by calling 1-800-447-7569.

10. HOW WILL THE REORGANIZATION HAPPEN?
    If the Reorganization is approved, Global Asset Allocation Series shares will be converted to Global Total Return Series shares, using the Series' respective net asset value per share prices as of the close of trading on or about September 5, 2003. This conversion will not affect the total dollar value of your investment.

11. WILL THE REORGANIZATION HAVE TAX CONSEQUENCES?
    The Reorganization itself is a non-taxable event for federal income tax purposes.

12. HOW WILL DIVIDENDS BE AFFECTED BY THE REORGANIZATION?
    Currently, the Global Asset Allocation Series pays substantially all of its net investment income (including any capital gains) annually. After the Reorganization, you will continue to receive distributions of any net investment income (including any realized net capital gains) annually. Your distributions will continue to be reinvested. Of course, the amount of these distributions will reflect the investment performance of the Global Total Return Series.

13. DO THE PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGE SHARES OF THE TWO SERIES DIFFER?
    No. The procedures for purchasing and redeeming shares of each Series, and for exchanging shares of each Series for shares of other Series, are identical. All purchases, redemptions and exchanges are made through the Separate Accounts, which are the record owner of shares.

    Both Series currently offer Initial Class and Service Class shares. Shares of each Series are sold at prices based on net asset value, depending on the class and number of shares purchased. Reinvestment of distributions by the Series are made at net asset value for each class of shares.

    Consult your Contract documents for additional purchase, exchange and redemption information.

14. HOW WILL SHAREHOLDERS BE NOTIFIED OF THE OUTCOME OF THE REORGANIZATION? If the proposed Reorganization is approved by Shareholders, you will receive confirmation after the Reorganization is completed. If the Reorganization is not approved, Shareholders will be notified if the Trustees will consider other options. The results of the Shareholder Meeting will be provided in the next annual report of the Global Asset Allocation Series.

15. WILL THE NUMBER OF SHARES EACH SHAREHOLDER OWNS CHANGE?
    Yes, but the total value of the shares of the Global Total Return Series Shareholders receive will equal the total value of the shares of the Global Asset Allocation Series that the Shareholders hold at the time of the Reorganization. Even though the net asset value per share of each Series is different, the total value of a Shareholder's holdings will not change as a result of the Reorganization.

                                 RISK FACTORS

    WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH AN INVESTMENT IN THE GLOBAL TOTAL RETURN SERIES, AND HOW DO THEY COMPARE WITH THOSE FOR THE GLOBAL ASSET ALLOCATION SERIES?

    Because the Series share similar goals and policies, the risks of an investment in the Global Total Return Series are similar to the risks of an investment in the Global Asset Allocation Series. The Global Asset Allocation Series is subject to the risks associated with the ability to concentrate its investments in issuers located in a single country or a limited number of countries. The Global Asset Allocation Series also may generally invest in derivative instruments and lower rated bonds ("junk bonds") to a greater extent than the Global Total Return Series and, therefore, may be subject to the risks of such investments to a greater extent. A more detailed description of certain risks associated with an investment in each Series is contained in the Series' Prospectus. Each Series is principally subject to the risks described below:

o Allocation Risk: Each Series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, and among different countries based upon judgments made by MFS. The Series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

o Foreign Securities Risk: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

    > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

    > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

    > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

    >   Foreign markets may be less liquid and more volatile than U.S. markets.

    > Foreign securities often trade in currencies other than the U.S. dollar, and the Series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the Series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the Series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the Series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the Series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the Series enters the contract may fail to perform its obligations to the Series.

o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

o Market Risk: This is the risk that the price of a security held by each Series will fall due to changing economic, political or market conditions or disappointing earnings results.

o Company Risk: Prices of securities react to the economic condition of the company that issued the security. Each Series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

o Interest Rate Risk: When interest rates rise, the prices of fixed income securities in each Series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Series' portfolio will generally rise.

o Maturity Risk: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of each Series' fixed income investments will affect the volatility of the Series' share price.

o Credit Risk: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

o Liquidity Risk: The fixed income securities purchased by the Series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on a Series' performance.

o   Lower Rated Bonds Risk:

    > Higher Credit Risk: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

    > Higher Liquidity Risk: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

o   Mortgage Backed and Asset-Backed Securities Risk:

    >   Maturity Risk:

        + Mortgage-Backed Securities: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

            * When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Series' mortgage-backed securities will result in an unforeseen loss of interest income to the Series as the Series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the price of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

            * When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

        + Collateralized Mortgage Obligations: The Series may invest in mortgage- backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the Series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

        + Asset-Backed Securities: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

    > Credit Risk: As with any fixed income security, mortgage-backed securities are subject to the risk of default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage- backed securities. Mortgage-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

o Active or Frequent Trading Risk: The Series have engaged and may engage in active and frequent trading to achieve their principal investment strategies. Frequent trading increases transaction costs, which could detract from the Series' performance.

o As with any mutual fund, you could lose money on your investment in a Series.

    An investment in a Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    Other Investments. In addition to the Series' main investment strategies described above, each Series also may buy and sell the other types of
investments indicated by the comparative chart on page    above. The risks
associated with the principal investment techniques and practices used by the Series are summarized above. The non-principal investment techniques in which the Series may engage are described, together with their risks, in the Series' Statement of Additional Information.

                                   GENERAL

    This Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of the Global Asset Allocation Series into the Global Total Return Series and the solicitation of proxies by and on behalf of the Trustees for use at the Shareholder Meeting. The Shareholder Meeting is to be held on Monday, July 28, 2003 at 2:00 p.m. at 500 Boylston Street, 24th floor, Boston, Massachusetts 02116. The Notice of the Shareholder Meeting, the combined Prospectus/Proxy Statement and the enclosed proxy or voting instruction card are being provided to the Shareholders and mailed to Contract Holders on or about June 24, 2003.

    As of June 10, 2003, there were      shares of beneficial interest of the
Global Asset Allocation Series outstanding. Only shareholders or persons with a voting interest at the close of business on June 10, 2003 will be entitled to vote or to give voting instructions for the Series at the Shareholder Meeting. Each Shareholder of record is entitled to one vote for each dollar of net asset value of shares held by that Shareholder on that date (i.e., number of shares times net asset value per share), with fractional dollar amounts voting proportionately.

    The Trustees know of no matters other than those set forth herein to be brought before the Shareholder Meeting. If, however, any other matters properly come before the Shareholder Meeting, it is the Trust's intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

         PROPOSAL REGARDING APPROVAL OR DISAPPROVAL OF REORGANIZATION
               AND RELATED AGREEMENT AND PLAN OF REORGANIZATION

    Shareholders of the Global Asset Allocation Series are being asked to approve or disapprove a Reorganization between the Global Asset Allocation Series and the Global Total Return Series pursuant to a Plan of Reorganization and Termination (the "Plan"), a copy of the form of which is attached to this Prospectus/Proxy Statement as Exhibit A.

    The Reorganization is structured as a transfer of the assets of the Global Asset Allocation Series to the Global Total Return Series in exchange for the assumption by the Global Total Return Series of the liabilities of the Global Asset Allocation Series and for that number of the Initial Class and Service Class shares of the Global Total Return Series ("Reorganization shares"), equal in total net asset value to the net value of assets transferred to the Global Total Return Series, all as more fully described below under "Information about the Reorganization."

    After receipt of the Reorganization shares, the Global Asset Allocation Series will distribute the Initial Class Reorganization shares to its Initial Class Shareholders and Service Class Reorganization shares to its Service Class Shareholders, in proportion to their existing shareholdings in complete liquidation of the Global Asset Allocation Series, and the legal existence of the Global Asset Allocation Series as a separate series of the Trust will be terminated as soon as reasonably practicable thereafter. Each Shareholder of the Global Asset Allocation Series will receive a number of full and fractional Initial Class or Service Class Reorganization shares equal in value at the date of the exchange to the aggregate value of the Shareholder's Global Asset Allocation Series shares of the same class.

    On or prior to the date of the transfer (the "Exchange Date"), the Global Asset Allocation Series will declare and pay a distribution to Shareholders which, together with all previous distributions, will have the effect of distributing to Shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized gains, if any, through the Exchange Date.

    The Trustees have voted unanimously to approve the proposed transaction and to recommend that Shareholders also approve the transaction. The transactions contemplated by the Plan will be consummated only if approved by the affirmative vote of the holders of the lesser of (a) 67% or more of the voting power of the securities present at the Shareholder Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the outstanding voting power of the securities of the Global Asset Allocation Series. The Reorganization does not require the approval of the Shareholders of the Global Total Return Series, and accordingly no proxies will be solicited from Shareholders of that Series.

    In the event that this proposal is not approved by the Shareholders of the Global Asset Allocation Series, the Global Asset Allocation Series will continue to be managed as a separate Series in accordance with its current investment objectives and policies, and the Trustees may consider such alternatives as may be in the best interests of the Global Asset Allocation Series.

            BACKGROUND AND REASONS FOR THE PROPOSED REORGANIZATION

    The Board of Trustees, including all Trustees who are not "interested persons" of the Series, have determined that the Reorganization would be in the best interests of each Series, and that the interests of existing Shareholders of each Series will not be diluted as a result of effecting the Reorganization. The Trustees have unanimously approved the proposed Reorganization and have recommended its approval by the Shareholders.

    As discussed above, while not identical, the Global Total Return Series and the Global Asset Allocation Series have substantially similar investment policies, each investing a significant portion of their assets in a combination of equity and debt securities of U.S. and non-U.S. issuers.

    In light of the similarity of the Series, MFS advised the Board of Trustees that combining the Series would be in the best interests of the Shareholders of both Series. The Board of Trustees believes that the proposed Reorganization will be advantageous to the Shareholders for several reasons and considered the following matters, among others, in unanimously approving the proposal:

    1. The assets of the Global Asset Allocation Series have declined over the last two years at a rate of 20-25% per year;

    2. The decline in the assets of the Global Asset Allocation Series has made the Series more difficult to manage efficiently and has resulted in higher operating expenses for the Series;

    3. The total expense ratio of each class of shares of the Global Total Return Series is lower than that of the corresponding class of shares of the Global Asset Allocation Series and is currently expected to remain lower after the Reorganization;

    4. The total expense ratio of each class of shares of the Global Asset Allocation Series has increased over the last two years and would likely increase further if assets of that Series continue to decrease, while the assets and total expense ratios of the Global Total Return Series have remained relatively stable;

    5. The proposed Reorganization offers the Shareholders of the Global Asset Allocation Series the opportunity to move their assets into a substantially similar Series that has a larger asset base, which should provide greater opportunities for diversifying investments and realizing economies of scale;

    6. The Reorganization would not result in any adverse tax consequences for Shareholders; and

    7. Although past performance is not an indication of future performance, the Global Total Return Series has a better long-term performance record than the Global Asset Allocation Series.

    The Board of Trustees considered that the Reorganization presents an opportunity for the Global Total Return Series to acquire investment assets without the need to pay brokerage commissions or other transaction costs that are normally associated with the purchase of securities. The Trustees also considered that the expenses the Global Total Return Series would incur as a result of the Reorganization were reasonable in relation to the benefits the Global Total Return Series would realize as a result of the transaction. The Trustees believe that the Global Total Return Series Shareholders could, over time, also benefit from improved diversification and potentially lower expenses (see "Synopsis, question 6" for a discussion of expenses) as a result of the Reorganization.

    The Board of Trustees also considered that MFS could benefit from the Reorganization. For example, MFS might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one Series instead of two.

    Based on their review and MFS' advice, the Board of Trustees has unanimously approved the proposal.

                     INFORMATION ABOUT THE REORGANIZATION

    Plan of Reorganization. The proposed Reorganization will be governed by a Plan of Reorganization. The Plan provides that the Global Total Return Series will acquire the assets of the Global Asset Allocation Series in exchange for the assumption by the Global Total Return Series of the liabilities of the Global Asset Allocation Series and for the issuance of Initial Class and Service Class Reorganization shares equal in value to the value of the transferred assets net of assumed liabilities. The shares will be issued on the Exchange Date following the time as of which the Series' shares are valued for determining net asset value for the Reorganization (4:00 p.m. Eastern time on September 5, 2003 or such other date as may be agreed upon by the parties). The following discussion of the Plan is qualified in its entirety by the full text of the Plan, a form of which is attached as Exhibit A to this Prospectus/ Proxy Statement.

    The Global Asset Allocation Series will transfer its assets to the Global Total Return Series, and in exchange, the Global Total Return Series will assume the liabilities of the Global Asset Allocation Series and deliver to the Global Asset Allocation Series (i) a number of full and fractional Initial Class Reorganization shares having an aggregate net asset value equal to the value of assets of the Global Asset Allocation Series attributable to its Initial Class shares, less the amount of the liabilities of the Global Asset Allocation Series assumed by the Global Total Return Series attributable to such Initial Class shares; and (ii) a number of full and fractional Service Class Reorganization shares having an aggregate net asset value equal to the value of assets of the Global Asset Allocation Series attributable to its Service Class shares, less the amount of the liabilities of the Global Asset Allocation Series assumed by the Global Total Return Series attributable to such Service Class shares.

    Immediately following the Exchange Date, the Global Asset Allocation Series will distribute pro rata to its Shareholders of record as of the close of business on the Exchange Date the full and fractional Reorganization shares received by the Global Asset Allocation Series, with Initial Class Reorganization shares being distributed to holders of Initial Class shares of the Global Asset Allocation Series and Service Class Reorganization shares being distributed to holders of Service Class shares of the Global Asset Allocation Series. As a result of the proposed transaction, each holder of Initial Class and Service Class shares of the Global Asset Allocation Series will receive a number of Initial Class and Service Class Reorganization shares equal in aggregate value at the Exchange Date to the value of the Initial Class and Service Class shares, respectively, of the Global Asset Allocation Series held by the Shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Global Total Return Series in the names of such Global Asset Allocation Series Shareholders, each account representing the respective number of full and fractional Initial Class and Service Class Reorganization shares due such Shareholders.

    The Trustees have determined that the interests of each Series' Shareholders will not be diluted as a result of effecting the Reorganization and that it is in the best interests of each Series.

    The consummation of the Reorganization is subject to the conditions set forth in the Plan. The Plan may be terminated and the Reorganization abandoned at any time, before or after approval by the Shareholders, prior to the Exchange Date by the Trust.

    The fees and expenses for the transaction are estimated to be approximately $24,000. Each Series shall bear its own fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any) and other similar expenses incurred in connection with the consummation of the transactions contemplated by the Plan.

    Description of the Reorganization Shares. Reorganization shares will be issued to the Global Asset Allocation Series' Shareholders in accordance with the procedure under the Plan as described above. The Reorganization shares are Initial Class and Service Class shares of the Global Total Return Series. Service Class shares of the Global Total Return Series are subject to a Rule 12b-1 fee at the annual rate of up to 0.25% of the Series' average daily net assets attributable to Service Class shares.

    Each of the Reorganization shares will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights. The Amended and Restated Declaration of Trust (the "Declaration of Trust") of the Trust, of which the Global Total Return Series is a series, permits the Series to divide its shares, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. The Global Total Return Series' shares are currently divided into two classes - Initial Class and Service Class shares.

    Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Global Total Return Series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Global Total Return Series and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Global Total Return Series or its Trustees. The Declaration of Trust provides for indemnification out of Series property for all loss and expense of any shareholder held personally liable for the obligations of the Global Total Return Series. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Global Total Return Series would be unable to meet its obligations. The likelihood of such circumstances is remote. The Shareholders of the Global Asset Allocation Series are currently subject to this same risk of Shareholder liability.

    Federal Income Tax Consequences. As a condition to the Trust's obligation to consummate the Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart LLP, counsel to the Trust (which opinion will be based on certain factual representations and assumptions and subject to certain qualifications), substantially to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations, rulings, and interpretations thereof, all as in force as of the date of the opinion, for federal income tax purposes:

        (a) The Global Total Return Series' acquisition of the Global Asset Allocation Series' assets in exchange solely for Reorganization shares and its assumption of the liabilities, followed by the Global Asset Allocation Series' distribution of the Reorganization shares in complete liquidation to the Shareholders in proportion to their Global Asset Allocation Series shares held on the Exchange Date, constructively in exchange for their Global Asset Allocation Series shares, will qualify as a "reorganization" (as defined in Section 368(a)(1)(D) of the Code), and each Series will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) The Global Asset Allocation Series will recognize no gain or loss on the transfer of its assets to the Global Total Return Series in exchange solely for Reorganization shares and the Global Total Return Series' assumption of its liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Global Asset Allocation Series shares;

        (c) The Global Total Return Series will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Reorganization shares and its assumption of those liabilities;

        (d) The Global Total Return Series' basis in the transferred assets will be, in each instance, the same as the Global Asset Allocation Series' basis therein immediately before the Reorganization;

        (e) The Global Total Return Series' holding period for the transferred assets will include, in each instance, the Global Asset Allocation Series' holding period therefor;

        (f) A Shareholder will recognize no gain or loss on the constructive exchange of all its Global Asset Allocation Series shares solely for Reorganization shares pursuant to the Reorganization; and

        (g) A Shareholder's aggregate basis in the Reorganization shares it receives in the Reorganization will be the same as the aggregate basis in its Global Asset Allocation Series shares it constructively surrenders in exchange for those Reorganization shares, and its holding period for those Reorganization shares will include, in each instance, its holding period for those Global Asset Allocation Series shares, provided it holds such Global Asset Allocation Series shares as capital assets on the Exchange Date.

    Notwithstanding paragraphs (b) and (d) above, the tax opinion may state that no opinion is expressed as to the effect of the Reorganization on the Series or any Global Asset Allocation Series Shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. The Trust has agreed to make and provide additional representations to tax counsel with respect each Series that are reasonably requested by tax counsel. The Trust may not waive in any material respect the receipt of the tax opinion as a condition to consummation of the Reorganization.

    The Global Asset Allocation Series may recognize net gains or losses on sales of any securities before the Closing Date. Any net gains so recognized would increase the amount of any distribution that the Global Asset Allocation Series must make to its shareholders on or before that date.

    Capitalization. The following table shows the capitalization of the Series as of December 31, 2002, and on a pro forma combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:

                                                 GLOBAL ASSET
                                  GLOBAL TOTAL    ALLOCATION      PRO FORMA
                                  RETURN SERIES     SERIES      COMBINED SERIES*
                                  -------------  ------------   ----------------
Net assets (000's omitted)
  Initial Class                    $80,151        $62,825         $142,976
  Service Class                    $ 5,699        $ 1,874         $  7,573
Shares outstanding (000's omitted)
  Initial Class                      6,112          5,927           10,904
Service Class                          436            177              579
Net asset value per share
  Initial Class                    $13.11         $10.60          $13.11
  Service Class                    $13.08         $10.57          $13.08

----------
* If the Reorganization had taken place on December 31, 2002, the Global Asset Allocation Series would have received 4,792 and 143 (000's omitted) Initial Class and Service Class shares, respectively, of the Global Total Return Series, which would be available for distribution to its Shareholders. No assurances can be given as to the number of Reorganization shares the Global Asset Allocation Series will receive on the Exchange Date. The foregoing is merely an example of what the Global Asset Allocation Series would have received and distributed had the Reorganization been consummated on December 31, 2002, and should not be relied upon to reflect the amount that will actually be received on or after Exchange Date.

    Unaudited pro forma combined financial statements of the Series as of December 31, 2002 and for the 12 month period then ended are included in the Statement of Additional Information relating to the proposed Reorganization. Because the Plan provides that the Global Total Return Series will be the surviving Series following the Reorganization and because the Global Total Return Series' investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Global Asset Allocation Series to the Global Total Return Series as contemplated by the Plan.

    THE TRUSTEES OF THE GLOBAL ASSET ALLOCATION SERIES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE PLAN.

                              VOTING INFORMATION

    Required Vote. The transactions contemplated by the Plan will be consummated only if approved by the affirmative vote of a "majority of the outstanding voting securities" of the Global Asset Allocation Series entitled to vote. Under the 1940 Act, the vote of a "majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) 67% or more of the voting power of the securities present at the Shareholder Meeting or represented by proxy if the holders of more than 50% of the outstanding voting power of the securities are present or represented by proxy or (b) more than 50% of the outstanding voting power of the securities.

    Record Date, Quorum and Method of Tabulation. Shareholders of record and persons with a voting interest at the close of business on June 10, 2003 (the "Record Date") will be entitled to notice of and to vote at or provide voting instructions for the Shareholder Meeting. The holders of a majority of the shares of the Global Asset Allocation Series outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Shareholder Meeting.

    Votes cast by proxy or in person at the Shareholder Meeting will be counted by persons appointed by the Global Asset Allocation Series as the vote tabulator for the Shareholder Meeting. The vote tabulator will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The vote tabulator will count shares represented by proxies that are marked with an abstention as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Thus, abstentions have the effect of a negative vote on the proposal.

    Each Company may be deemed to be a control person of the Trust by virtue
of record ownership of     % and     %, respectively, of the Series' shares
through its Separate Accounts as of the Record Date.] As of the Record Date, the officers and Trustees, as a group, beneficially owned less than 1% of any class of the outstanding shares of the Global Asset Allocation Series. To the best of the knowledge of the Global Asset Allocation Series, the following Contract Holders owned beneficially 5% or more of the following classes of the Global Asset Allocation Series' outstanding shares as of the Record Date:

                   CONTRACT HOLDER NAME       PERCENTAGE          PRO FORMA
       CLASS           AND ADDRESS              OWNED          PERCENTAGE OWNED
       -----       --------------------       ----------       ----------------
                                                    %                      %

    The votes of the Shareholders of the Global Total Return Series are not being solicited, because their approval or consent is not necessary for this transaction. As of the Record Date, the officers and Trustees, as a group, beneficially owned less than 1% of the outstanding shares of the Global Total Return Series. To the best of the knowledge of the Global Total Return Series, the following Contract Holders owned beneficially 5% or more of the outstanding shares of the Global Total Return Series as of the Record Date:

                   CONTRACT HOLDER NAME       PERCENTAGE          PRO FORMA
       CLASS           AND ADDRESS              OWNED          PERCENTAGE OWNED
       -----       --------------------       ----------       ----------------
                                                    %                      %

    Solicitation of Proxies. The solicitation is being made primarily by the mailing of this Prospectus/Proxy Statement and the accompanying proxy card or voting instruction form on or about June 24, 2003. In addition to soliciting proxies and voting instructions by mail, the Trustees and employees of Sun Life Assurance Company of Canada (U.S.) and its affiliates may solicit voting instructions in person or by telephone. In addition, the Global Asset Allocation Series may retain at its own expense a company to aid in the solicitation of proxies and voting instructions for a fee plus reasonable out-of-pocket expenses for proxy solicitation services. The Global Asset Allocation Series may also arrange to have votes and voting instructions recorded by telephone or the Internet. The Trust will reimburse the record holders of its shares for their expenses incurred in sending proxy materials to and obtaining voting instructions from Contract Holders.

    Revocation of Proxies. Proxies and voting instructions, including those given by telephone or via the Internet, may be revoked at any time before they are executed, by a written revocation received by the Secretary of the Global Asset Allocation Series or by properly executing a later-dated proxy or voting instruction card.

    Shareholder Proposals. The Global Asset Allocation Series does not hold annual shareholder meetings. If the Reorganization is not approved, any Shareholder who wishes to submit a proposal to be considered at the Series' next meeting of shareholders should send the proposal to Global Asset Allocation Series, c/o Stephen E. Cavan, Secretary, at 500 Boylston Street, 24th Floor, Boston, Massachusetts 02116, so as to be received within a reasonable time before the Board of Trustees makes the solicitation relating to such meeting. Proposals that are submitted in a timely manner will not necessarily be included in the Global Asset Allocation Series' proxy materials. Including shareholder proposals in proxy materials is subject to limitations under federal securities laws.

    Adjournment. If the necessary quorum to transact business or sufficient votes in favor of the proposal are not received by the time scheduled for the Shareholder Meeting, the persons named as proxies may propose one or more adjournments of the Shareholder Meeting to permit further solicitation of votes or voting instructions. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Shareholder Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Global Asset Allocation Series pays the costs of any additional solicitation and of any adjourned session.

                                MISCELLANEOUS

INDEPENDENT ACCOUNTANTS
    The audited financial statements of the Global Asset Allocation Series and the Global Total Return Series for the fiscal periods ended December 31, 2002, included in the Statements of Additional Information, have been audited by Deloitte & Touche LLP, independent accountants, whose reports thereon are included in the respective Statements of Additional Information and in the Annual Reports to Shareholders for the fiscal years ended December 31, 2002. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference into the Statement of Additional Information in reliance on their reports given on their authority as experts in auditing and accounting.

AVAILABLE INFORMATION
    The Global Asset Allocation Series and the Global Total Return Series are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance with these laws, they each file reports, proxy material and other information with the Commission. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington D.C. 20549 and 233 Broadway, New York, NY 10279. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates, or at the Commission's website (http://www.sec.gov).

OTHER BUSINESS
    Management of Global Asset Allocation Series knows of no business other than the matters specified above which will be presented at the Shareholder Meeting. Because matters not known at the time of the solicitation may come before the Shareholder Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Shareholder Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

June 24, 2003

GLOBAL ASSET ALLOCATION SERIES, a series of
MFS/SUN LIFE SERIES TRUST
500 Boylston Street
Boston, MA 02116

                                                                    APPENDIX A
                        FORM OF PLAN OF REORGANIZATION

    THIS PLAN OF REORGANIZATION (the "Plan") is adopted by MFS(R)/Sun Life Series Trust, a Massachusetts business trust with its principal place of business at 500 Boylston Street, Boston, Massachusetts 02116 ("Trust"), on behalf of each segregated portfolio of assets ("series") thereof listed on Schedule A to this Plan ("Schedule A"). (Each such series listed under the heading "Surviving Funds" is referred to herein as a "Surviving Fund," each such series listed under the heading "Acquired Funds" is referred to herein as an "Acquired Fund" and all such series are sometimes referred to herein individually as a "Fund" and collectively as the "Funds.")

    Trust wishes to effect two separate reorganizations, each described in
Section 368(a)(1)(D) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and intends this Plan to be, and adopts it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Code ("Regulations"). Each reorganization will consist of (1) the transfer of the assets of an Acquired Fund to the Surviving Fund listed on Schedule A opposite its name (each, a "corresponding Surviving Fund") in exchange solely for the assumption by that Surviving Fund of the liabilities of that Acquired Fund and the issuance to that Acquired Fund of shares of beneficial interest in that Surviving Fund (the "Reorganization Shares"), (2) the distribution of the Reorganization Shares to the shareholders of that Acquired Fund in liquidation of that Acquired Fund as provided herein and (3) the termination of that Acquired Fund, all upon the terms and conditions hereinafter set forth in this Plan. (All such transactions involving each Acquired Fund and its corresponding Surviving Fund are referred to herein as a "Reorganization.") The consummation of one Reorganization shall not be contingent on the consummation of the other Reorganization. (For convenience, the balance of this Plan will refer only to a single Reorganization, one Acquired Fund and one Surviving Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

    All representations, warranties, covenants and obligations of each Fund contained herein shall be deemed to be representations, warranties, covenants and obligations of Trust acting on behalf of the respective Fund, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, Trust, acting on behalf of that Fund.

    Trust is a business trust that is duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts. Before January 1, 1997, Trust "claimed" classification for federal tax purposes as an association taxable as a corporation and has not elected otherwise since. Trust is a duly registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. Each Fund is a duly established and designated series of Trust.

    The authorized capital of Trust consists of an unlimited number of shares of beneficial interest, no par value ("shares"), divided into 31 series. The Acquired Fund's shares all are held by certain separate accounts established by Sun Life Assurance Company Canada (U.S.) and its affiliates (collectively, the "Insurance Companies") to serve as investment options under variable annuity and life insurance contracts and certain other types of insurance contracts (collectively, the "Separate Accounts"), and the Surviving Fund's shares also all are held by separate accounts the Insurance Companies established to serve as such options (the "Surviving Fund Accounts"). Under applicable law, the assets of all such accounts (i.e., the Funds' shares) are the property of the Insurance Companies (which are the owners of record of all those shares) and are held for the benefit of the holders of such contracts.

    The Acquired Fund's shares are divided into two classes, designated Initial Class and Service Class shares (the "Initial Class Acquired Fund Shares" and "Service Class Acquired Fund Shares," respectively, and collectively, the "Acquired Fund Shares"). The Surviving Fund's shares (i.e., the Reorganization Shares) also are divided into two classes, also designated Initial Class and Service Class shares (the "Initial Class Reorganization Shares" and "Service Class Reorganization Shares," respectively). Each class of Acquired Fund Shares is substantially similar to the corresponding class of Reorganization Shares, i.e., the Funds' Initial Class and Service Class shares correspond to each other.

1. THE REORGANIZATION
    1.1 The Acquired Fund will transfer to the Surviving Fund all of its assets (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, claims and rights of action, cash and other assets) as set forth in a statement of assets and liabilities as of the Valuation Date (as defined in paragraph 2.1 hereof) prepared in accordance with generally accepted accounting principles consistently applied and certified by Trust's Treasurer or Assistant Treasurer (the "Statement of Assets and Liabilities") (collectively, the "Assets"), free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange solely for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund as set forth in the Statement of Assets and Liabilities (collectively, the "Liabilities") and (b) the issuance and delivery by the Surviving Fund to the Acquired Fund, for distribution in accordance with paragraph 1.3 hereof to the Separate Accounts, of the number of full and
fractional (rounded to the [    ] decimal place) Reorganization Shares
determined as provided in paragraph 2.2 hereof. Such transactions shall take place at the closing provided for in paragraph 3.1 hereof (the "Closing").

    1.2 The Acquired Fund has provided the Surviving Fund with a list of the current securities holdings and other assets of the Acquired Fund as of the date of adoption of this Plan. The Acquired Fund reserves the right to sell any of these securities or other assets.

    1.3 On or as soon after the closing date established in paragraph 3.1 hereof (the "Closing Date") as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute the Reorganization Shares it received pursuant to paragraph 1.1 hereof to the Separate Accounts, in proportion to their Acquired Fund Shares held of record as of immediately after the close of business on the Closing Date, in actual or constructive exchange for their Acquired Fund Shares. Such liquidation and distribution will be accomplished by the transfer of the Reorganization Shares then credited to the account of the Acquired Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the names of the Separate Accounts and representing the respective pro rata number of
full and fractional (rounded to the [    ] decimal place) Reorganization
Shares due the Separate Accounts, by class (i.e., the account for each Separate Account that holds Initial Class Acquired Fund Shares shall be credited with the respective pro rata number of Initial Class Reorganization Shares due that Separate Account, and the account for each Separate Account that holds Service Class Acquired Fund Shares shall be credited with the respective pro rata number of Service Class Reorganization Shares due that Separate Account). The Surviving Fund will not issue share certificates representing the Reorganization Shares in connection with such distribution, except in connection with pledges and assignments and in certain other limited circumstances.

    1.4 Separate Accounts holding certificates representing their ownership of Acquired Fund Shares shall surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to the Acquired Fund prior to the Closing Date. Any Acquired Fund Share certificate that remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer evidence ownership of Acquired Fund Shares and shall not evidence ownership of any Reorganization Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Surviving Fund subsequent to the Closing Date with respect to the Reorganization Shares allocable to a holder of such certificate(s) shall be paid to such holder, but such holder may not redeem or transfer such Reorganization Shares.

    1.5 The Acquired Fund shall be terminated promptly following the Liquidation Date.

2. VALUATION
    2.1 The net asset value of each class of the Reorganization Shares and the net value of the Assets shall in each case be determined as of the close of business on the last business day preceding the Closing Date (the "Valuation Date"). The net asset value of each class of the Reorganization Shares shall be computed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Surviving Fund, in the manner set forth in Trust's Amended and Restated Declaration of Trust ("Declaration of Trust") or By-laws ("By-laws") and the Surviving Fund's then-current prospectus and statement of additional information, to not less than two decimal places. The net value of the Assets shall be computed by the Custodian, as custodian and pricing agent for the Acquired Fund, by calculating the value of the Assets and subtracting therefrom the amount of the Liabilities, in the manner set forth in the Declaration of Trust or By-laws and the Acquired Fund's then-current prospectus and statement of additional information. The determinations of the Custodian shall be conclusive and binding on all parties in interest.

    2.2 The number of each class of Reorganization Shares (including
fractional shares, if any, rounded to the [    ] decimal place) the Surviving
Fund shall issue pursuant to paragraph 1.1(b) hereof shall be as follows: (a) the number of Initial Class Reorganization Shares shall be determined by dividing the net value of the Assets (computed as set forth in paragraph 2.1 hereof) (the "Acquired Fund Value") attributable to the Initial Class Acquired Fund Shares by the net asset value of an Initial Class Reorganization Share (computed as set forth in such paragraph) and (b) the number of Service Class Reorganization Shares shall be determined by dividing the Acquired Fund Value attributable to the Service Class Acquired Fund Shares by the net asset value of a Service Class Reorganization Share (as so computed).

    2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Surviving Fund and the Acquired Fund, as applicable.

3. CLOSING AND CLOSING DATE
    3.1 The Closing Date shall be as soon as practicable after the Reorganization is approved by shareholders of the Acquired Fund, but in no event later than October 31, 2003. The Closing shall be held at 8:00 a.m., Boston time, at the offices of the Trust, 500 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree.

    3.2 Portfolio securities shall be delivered by the Acquired Fund to the Custodian for the account of the Surviving Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency, certified or official bank check or federal fund wire, payable to the order of "State Street Bank and Trust Company, Custodian for the [full name of the Surviving Fund]" or in the name of any successor organization.

    3.3 If on the proposed Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that accurate appraisal of the net value of the Assets or the net asset value of each class of the Reorganization Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before October 31, 2003, this Plan may be terminated by Trust.

    3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses and federal taxpayer identification numbers of the Separate Accounts and the number of outstanding Acquired Fund Shares owned by each such account, all as of the close of business on the Valuation Date (the "Shareholder List"). The Surviving Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Reorganization Shares to be credited on the Liquidation Date, or provide evidence satisfactory to the Acquired Fund that such Reorganization Shares have been credited to the Acquired Fund's account on the books of the Surviving Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. CONDITIONS PRECEDENT
    4.1 Trust's obligation to implement this Plan on the Surviving Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

        (a) Trust has no material contracts or other commitments (other than this Plan) that will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

        (b) At the date hereof and at the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

        (c) The Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code; it has qualified for treatment as a regulated investment company under Subchapter M of the Code (a "RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; it will invest the Assets at all times through the Closing Date in a manner that ensures compliance with the foregoing; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

        (d) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by Trust. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the Separate Accounts in the amounts set forth in the Shareholder List. Trust does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

        (e) At the Closing Date Trust will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets hereunder, and upon delivery and payment for the Assets, the Surviving Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

        (f) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws;

        (g) The current prospectus and statement of additional information of the Acquired Fund, each dated May 1, 2003, as supplemented and updated from time to time, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement (as defined in paragraph 4.3(n) hereof), on the date of the Meeting (as defined in paragraph 5.2 hereof) and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        (h) From the date it commenced operations through the Closing Date, the Acquired Fund has conducted and shall conduct its "historic business" (within the meaning of Section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; before the Closing Date the Acquired Fund shall not (1) dispose of and/or acquire any assets (a) solely for the purpose of satisfying the Surviving Fund's investment objective or policies or (b) for any other reason except in the ordinary course of its business as a RIC, or (2) otherwise change its historic investment policies; and Trust believes, based on its review of each Fund's investment portfolio, that most of the Acquired Fund's assets are consistent with the Surviving Fund's investment objective and policies and thus can be transferred to and held by the Surviving Fund if this Plan is approved by the Acquired Fund's shareholders;

        (i) The Acquired Fund incurred the Liabilities in the ordinary course of its business;

        (j) The Acquired Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in Section 368(a)(3)(A) of the Code);

        (k) During the five-year period ending on the Closing Date, (1) neither the Acquired Fund nor any person "related" (within the meaning of Section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Fund Shares, either directly or through any transaction, agreement or arrangement with any other person, with consideration other than Trust's shares attributable to the Surviving Fund (sometimes referred to below as the "Surviving Fund Shares") or Acquired Fund Shares, except for shares redeemed in the ordinary course of the Acquired Fund's business as a series of an open-end investment company as required by Section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Acquired Fund Shares, other than normal, regular dividend distributions made pursuant to the Acquired Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of Section 561 of the Code) referred to in Sections 852(a)(1) and 4982(c)(1)(A) of the Code;

        (l) Not more than 25% of the value of the Acquired Fund's total assets (excluding cash, cash items and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers; and

        (m) The Reorganization Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Plan.

    4.2 Trust's obligation to implement this Plan on the Acquired Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

        (a) The current prospectus and statement of additional information of the Surviving Fund, each dated May 1, 2003, as supplemented and updated from time to time (collectively, the "Surviving Fund Prospectus"), will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder on the date of the Proxy Statement, on the date of the Meeting and on the Closing Date and will not on any of such dates include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        (b) At the Closing Date, Trust will have good and marketable title to the assets of the Surviving Fund;

        (c) At the date hereof and at the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Surviving Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

        (d) The Surviving Fund is a "fund" as defined in Section 851(g)(2) of the Code; it has qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; it intends to meet all such requirements for its next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

        (e) All issued and outstanding Surviving Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by Trust. Trust does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Fund Shares, nor is there outstanding any security convertible into any such shares;

        (f) The Reorganization Shares to be issued pursuant to the terms of this Plan will have been duly authorized at the Closing Date and, when so issued, will be duly and validly issued Surviving Fund Shares and will be fully paid and nonassessable by Trust;

        (g) Trust shall have obtained the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations and the operations of the Surviving Fund after the Closing Date;

        (h) All Surviving Fund Shares have been offered for sale and sold in conformity with all applicable federal and state securities laws;

        (i) No consideration other than Reorganization Shares (and the Surviving Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

        (j) The Surviving Fund has no plan or intention to issue additional shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Surviving Fund, or any person "related" (within the meaning of Section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire - during the five-year period beginning on the Closing Date, either directly or through any transaction, agreement or arrangement with any other person - with consideration other than Surviving Fund Shares, any Reorganization Shares issued to the Separate Accounts pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by Section 22(e) of the 1940 Act;

        (k) Following the Reorganization, the Surviving Fund (1) will continue the Acquired Fund's "historic business" (within the meaning of Section 1.368-1(d)(2) of the Regulations) or (2) will use a significant portion of the Acquired Fund's "historic business assets" (within the meaning of Section 1.368-1(d)(3) of the Regulations) in a business;

        (l) There is no plan or intention for the Surviving Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

        (m) Immediately after the Reorganization, (1) not more than 25% of the value of the Surviving Fund's total assets (excluding cash, cash items and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

        (n) The Surviving Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Acquired Fund; and

        (o) During the five-year period ending on the Closing date, neither the Surviving Fund nor any person "related" (within the meaning of Section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Fund Shares with consideration other than Surviving Fund Shares.

    4.3 Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

        (a) The fair market value of the Reorganization Shares each Separate Account receives will be approximately equal to the fair market value of the Acquired Fund Shares it constructively surrenders in exchange therefor;

        (b) Its management (1) is unaware of any plan or intention of the Separate Accounts to redeem, sell or otherwise dispose of (a) any portion of their Acquired Fund Shares before the Reorganization to any person "related" (within the meaning of Section 1.368-1(e)(3) of the Regulations) to either Fund or (b) any portion of the Reorganization Shares they receive in the Reorganization to any person "related" (within such meaning) to the Surviving Fund, (2) does not anticipate dispositions of the Reorganization Shares at the time of or soon after the Reorganization to significantly exceed the usual rate and frequency of dispositions of shares of the Acquired Fund as a series of an open-end investment company and (3) does not anticipate that there will be extraordinary redemptions of Reorganization Shares immediately following the Reorganization;

        (c) Each Separate Account will pay its own expenses (including fees of investment or tax advisors for advice regarding the Reorganization), if any, it incurs in connection with the Reorganization;

        (d) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the Surviving Fund and those to which the Assets are subject;

        (e) There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

        (f) Pursuant to the Reorganization, the Acquired Fund will transfer to the Surviving Fund, and the Surviving Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, the Acquired Fund held immediately before the Reorganization. For the purposes of the foregoing, any amounts the Acquired Fund uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by Section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax) will be included as assets it held immediately before the Reorganization;

        (g) None of the compensation received by any Insurance Company as a service provider to the Acquired Fund will be separate consideration for, or allocable to, any of the Acquired Fund Shares it held; none of the Reorganization Shares any Insurance Company receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement or other service agreement; and the consideration paid to any Insurance Company will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

        (h) Immediately after the Reorganization, the Insurance Companies (through the Separate Accounts and Surviving Fund Accounts) will own shares constituting "control" (as defined in Section 304(c) of the Code) of the Surviving Fund;

        (i) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
    187);

        (j) The aggregate value of the acquisitions, redemptions and distributions limited by paragraphs 4.1(k), 4.2(j) and 4.2(o) hereof will not exceed 50% of the value (without giving effect to such acquisitions, redemptions and distributions) of the proprietary interest in the Acquired Fund on the Closing Date;

        (k) Trust shall not be, and its adoption of this Plan shall not have resulted, in violation of any provision of the Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Trust is a party or by which Trust or either Fund is bound;

        (l) No material litigation, administrative proceeding or investigation of or before any court or governmental body shall be pending or threatened against either Fund or any of its properties or assets. There shall be no facts that might form the basis for the institution of such proceedings, and Trust shall not be a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

        (m) No consent, approval, authorization or order of any court or governmental authority shall have been required for the consummation by Trust, on either Fund's behalf, of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts"), and such as may be required under state securities laws;

        (n) Trust shall have prepared and filed with the Commission a Registration Statement on Form N-14 (the "Registration Statement"), in compliance with the 1933 Act and the 1940 Act, in connection with the issuance of the Reorganization Shares as contemplated herein, including a proxy statement of the Acquired Fund (the "Proxy Statement") in compliance with the Acts, in connection with the Meeting to consider approval of this Plan. The Proxy Statement, on the effective date thereof, on the date of the Meeting and on the Closing Date, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

        (o) The adoption of this Plan shall have been duly authorized by all necessary action on Trust's part (with the exception of the approval of this Plan by the Acquired Fund's shareholders holding at least a majority of the outstanding voting securities (as defined by the 1940 Act) of the Acquired Fund);

        (p) Each Fund shall have operated its business in the ordinary course through the Closing Date, it being understood that such ordinary course of business includes the declaration and payment of customary dividends and other distributions;

        (q) Trust shall have called a meeting of shareholders of the Acquired Fund (the "Meeting") to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein; and

        (r) Trust shall have received on the Closing Date a favorable opinion from James R. Bordewick, Jr., Associate General Counsel and Senior Vice President of Massachusetts Financial Services Company, Trust's investment adviser, dated as of the Closing Date, in a form satisfactory to Trust, to the effect that: (a) Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as currently conducted, as described in the Registration Statement; (b) this Plan has been duly adopted by Trust and, assuming that the Surviving Fund prospectus contained in the Registration Statement, the Registration Statement and the Proxy Statement comply with the Acts, is a valid and binding obligation of Trust enforceable against Trust and each Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;
    (c) the Reorganization Shares to be issued to the Separate Accounts as provided by this Plan are duly authorized and upon such delivery will be validly issued and outstanding and fully paid and nonassessable by Trust, and no Surviving Fund Account has any preemptive right to subscription or purchase in respect thereof pursuant to any federal or Massachusetts law or the Declaration of Trust or By-laws; (d) the adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, violate the Declaration of Trust or By-Laws, or any material provision of any agreement (known to such counsel) to which Trust is a party or by which it or either Fund is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Trust of the transactions contemplated herein, except such as have been obtained under the Acts and such as may be required under state securities laws; (f) the descriptions in the Registration Statement of statutes, legal and governmental proceedings and contracts and other documents, if any, are accurate in all material respects; (g) such counsel does not know of any legal or governmental proceedings existing on or before the date of mailing the Proxy Statement or the Closing Date, required to be described in the Registration Statement that are not described as required; (h) to the knowledge of such counsel, Trust is a duly registered investment company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body currently is pending or threatened as to Trust or either Fund or any of the Funds' properties or assets, and Trust is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated hereby. Such opinion shall also state that while such counsel has not verified, and is not passing upon and does not assume any responsibility for, the accuracy, completeness or fairness of the statements contained in the Registration Statement, he generally reviewed and discussed certain of such statements with certain officers of Trust and that in the course of such review and discussion no facts came to the attention of such counsel that led him to believe that, on the effective date of the Registration Statement or on the date of the Meeting, the Registration Statement contained any statement that, in the light of the circumstances under which it was made, was false or misleading with respect to any material fact or that omitted to state any material fact required to be stated therein or necessary to make the statements therein not false or misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data contained in the Proxy Statement or Registration Statement. Such opinion may also state that such opinion is solely for the benefit of Trust, its Board of Trustees ("Board") and its officers and of each Fund. Such opinion shall also include such other matters incidental to the transaction contemplated hereby as Trust may reasonably request.

5. FURTHER CONDITIONS PRECEDENT
    Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following further conditions on or before the Closing Date:

    5.1 This Plan and the transactions contemplated herein shall have been approved by the requisite vote of the holders of outstanding Acquired Fund Shares in accordance with the provisions of the Declaration of Trust and By-Laws;

    5.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

    5.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of such federal or state authorities) deemed necessary by Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that Trust may waive any such conditions for either Fund;

    5.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

    5.5 The Acquired Fund shall have distributed to its shareholders, on or immediately before the Closing Date, all of its (a) "investment company taxable income" (within the meaning of Section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in Section 1222(11) of the Code), after reduction by any capital loss carryforward, each for its taxable year ending on the Closing Date;

    5.6 Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Tax Counsel"), reasonably satisfactory to it, as to the federal income tax consequences mentioned below (the "Tax Opinion"). In rendering the Tax Opinion, Tax Counsel may assume satisfaction of all the conditions set forth in Article 4 hereof and this Article 5 (other than this paragraph 5.6), may treat them as representations and warranties Trust made to it and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and on representations and warranties made in separate letters addressed to Tax Counsel and certificates delivered pursuant to this Plan. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

        (a) The Surviving Fund's acquisition of the Assets in exchange solely for Reorganization Shares and its assumption of the Liabilities, followed by the Acquired Fund's distribution of the Reorganization Shares in complete liquidation to the Separate Accounts in proportion to their Acquired Fund Shares held of record as of immediately after the close of business on the Closing Date, constructively in exchange for their Acquired Fund Shares, will qualify as a "reorganization" (as defined in Section 368(a)(1)(D) of the Code), and each Fund will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) The Acquired Fund will recognize no gain or loss on the transfer of the Assets to the Surviving Fund in exchange solely for Reorganization Shares and the Surviving Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Separate Accounts in constructive exchange for their Acquired Fund Shares;

        (c) The Surviving Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Reorganization Shares and its assumption of the Liabilities;

        (d) The Surviving Fund's basis in the Assets will be, in each instance, the same as the Acquired Fund's basis therein immediately before the Reorganization;

        (e) The Surviving Fund's holding period for the Assets will include, in each instance, the Acquired Fund's holding period therefor;

        (f) A Separate Account will recognize no gain or loss on the constructive exchange of all its Acquired Fund Shares solely for Reorganization Shares pursuant to the Reorganization; and

        (g) A Separate Account's aggregate basis in the Reorganization Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Fund Shares it constructively surrenders in exchange for those Reorganization Shares, and its holding period for those Reorganization Shares will include, in each instance, its holding period for those Acquired Fund Shares, provided it holds such Acquired Fund Shares as capital assets on the Closing Date.

Notwithstanding subparagraphs (b) and (d) above, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Separate Account with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Trust shall make and provide additional representations to Tax Counsel with respect to each Fund that are reasonably necessary to enable Tax Counsel to deliver the Tax Opinion. Notwithstanding anything herein to the contrary, Trust may not waive in any material respect the condition set forth in this paragraph 5.6.

6. EXPENSES; CERTAIN TAX MATTERS
    6.1 Each Fund will be liable for its own expenses incurred in connection with entering into and carrying out the provisions of this Plan, whether or not the Reorganization is consummated.

    6.2 Trust or its designee shall, on behalf of the Acquired Fund, file or furnish all federal, state and other tax returns, forms and reports, including information returns and payee statements, if applicable, of the Acquired Fund required by law to be filed or furnished by such dates as required by law to be filed or furnished, and shall provide such other federal and state tax information to shareholders of the Acquired Fund as has been customarily provided by the Acquired Fund, all with respect to the fiscal period commencing January 1, 2003 and ending on the Closing Date.

7. TERMINATION AND AMENDMENT OF THIS PLAN
    7.1 The Board may terminate this Plan and abandon the Reorganization at any time before the Closing Date if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

    7.2 The Board may amend, modify or supplement this Plan at any time in any manner; provided, however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Reorganization Shares to be issued to the Separate Accounts under this Plan to their detriment without their further approval; and provided further that nothing contained in this paragraph 7.2 shall be construed to prohibit the Board from amending this Plan to change the Closing Date or the Valuation Date.

8. MISCELLANEOUS
    8.1 The article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

    8.2 This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

    8.3 This Plan shall bind and inure to the benefit of Trust and its successors and assigns. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than Trust and its successors and assigns, any rights or remedies under or by reason of this Plan.

    8.4 A copy of the Declaration of Trust is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of or arising out of this instrument are not binding upon any of Trust's trustees, officers, employees, agents or shareholders individually, but are binding solely upon the assets and property of Trust in accordance with its proportionate interest hereunder. The assets and liabilities of each series of Trust are separate and distinct, and the obligations of or arising out of this instrument are binding solely upon the assets or property of the respective Funds.

    8.5 Notwithstanding paragraph 7.2 hereof, but subject to the first proviso contained therein, Trust may waive any condition set forth herein or modify such condition in a manner deemed appropriate by officer thereof.

                                  SCHEDULE A

                   ACQUIRED FUNDS                                   SURVIVING FUNDS
                --------------------                              --------------------

    MFS(R)/Sun Life Series Trust - Global Asset       MFS(R)/Sun Life Series Trust - Global Total
                 Allocation Series                                   Return Series

       MFS(R)/Sun Life Series Trust - Global                 MFS(R)/Sun Life Series Trust -
             Telecommunications Series                             Technology Series

                                   APPENDIX B
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

        (From Global Total Return Series' Annual Report to Shareholders
                            dated December 31, 2002)

MANAGEMENT REVIEW AND OUTLOOK

For the 12 months ended December 31, 2002, the series' Initial Class shares provided a total return of 0.58%, and Service Class shares 0.41%. These returns, which include the reinvestment of any dividends and capital gains distributions but does not reflect any applicable contract or surrender charges, compares to the following returns over the same period for the series' benchmarks: -22.09% for the S&P 500; -8.82% for the Lipper Global Flexible Fund Index (the Lipper Index); and -5.30% for a customized benchmark comprised of 60% of the Morgan Stanley Capital International (MSCI) World Index and 40% of the J.P. Morgan Global Government Bond Index (the Morgan Index). The MSCI World Index is a broad, unmanaged index of global equities; the Morgan Index is an aggregate of actively traded government bonds issues by 13 countries, including the United States, with remaining maturities of at least one year. During the same period, the average global flexible fund tracked by Lipper Inc., returned -10.08%.

We believe that a major reason for the portfolio's outperformance was its conservative positioning, which has been our long-term strategy regardless of current economic or market conditions. This conservative bias, in both stocks and bonds, has aided us considerably over this most difficult period. We don't invest to any major extent in less developed markets and have benefited from our primary regional focus on the United States and Europe. Also, we tend to favor higher-quality companies in industries that we believe tend to hold up better under volatile economic conditions. These are market sectors where we find more reliable and predictable earnings and cash flows. The series tries to focus on the higher-quality, consistent performers within these sectors.

PORTFOLIO OVERVIEW

Financial services was our largest sector weighting and represented approximately 19% of the series, which was slightly underweight versus the MSCI World Index. One subset of this industry that we particularly favored was property and casualty insurance. It's a segment of the market that has shown strong relative performance throughout the time period because of a noticeable upswing in the cycle for insurance pricing that we think may be sustainable over the next few years. In addition, the Federal Home Loan Mortgage Corporation (Freddie Mac) contributed to the portfolio's overall performance during the period. The company, which was established by the U.S. Congress to support home ownership and rental housing, benefited from the mortgage rates that remain at historically low levels, spurring refinancing and purchase activity.

Consumer staples (16% of the portfolio) is a sector that we've heavily weighted since it is an area of the market that has relatively low sensitivity to economic conditions. Performance of this group has been strong and has contributed to the portfolio's relative performance.

Health care, about 12% of the portfolio, also fits well with our defensive, conservative investment philosophy. We believe the demand for health care, which includes pharmaceutical and medical services, is not as economically sensitive to world events as many other sectors, and therefore, has tended to have reliable and sustainable earnings growth.

That said, our drug company stocks were a disappointment during the period. This is an area where we have enjoyed great success in the past, but patent issues and the increase in generic drug competitors have made this industry very choppy. One example included Eli Lilly & Co., a pharmaceutical manufacturer, which performed poorly during the last half of the period as a result of slower-than-expected sales of its drugs. This could have a negative effect on Lilly's fourth-quarter earnings.

FIXED-INCOME STRATEGY

The series' high-quality fixed-income securities are a key component of its strategy and are designed to try to cushion the blow of downturns in the global stock markets. In light of the extreme volatility in the global equity markets, the benefits of this strategy were highlighted during the period. The portfolio typically invests in government or government-guaranteed bonds, such as U.S. Treasuries and high-quality sovereign credits.

OUTLOOK

Despite the market's volatility short term, we remain optimistic longer term. We believe there is a strong need for broad diversification. The underlying philosophy of this portfolio, which focuses more on conservative, large-cap companies, favors sectors that we believe should perform relatively well regardless of the economic conditions of the world economy. As a result of the series' participation in markets outside of the United States, it has the ability to offer investors some international exposure, which can help diversify the portfolio and take advantage of any opportunities overseas.

Note to Contract owners: effective January 15, 2003, Barnaby Wiener became a manager of the series.

PERFORMANCE SUMMARY

The information below illustrates the growth of a hypothetical $10,000 investment for Global Total Return series during the period indicated. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be more than or less than the line shown. It is not possible to invest directly in an index. Series results do not reflect the deduction of separate account charges. (See Notes to Performance Summary.)



GLOBAL TOTAL RETURN SERIES(1),(3),(6)

(* For the period from the commencement of the series' investment operations, November 7,1994, through December 31, 2002. Index information is from November 1, 1994.)

[CHART]

       GLOBAL TOTAL RETURN      LIPPER GLOBAL FLEXIBLE   60% MSCI WORLD/40% J.P. MORGAN   STANDARD & POOR'S
       SERIES - INITIAL CLASS   FUND INDEX               GLOBAL GOVERNMENT BOND INDEX     500 STOCK INDEX
Nov-94               $ 10,000                 $ 10,000                         $ 10,000            $ 10,000
Dec-97               $ 15,375                 $ 14,654                         $ 14,178            $ 22,050
Dec-98               $ 18,200                 $ 15,971                         $ 17,202            $ 28,351
Dec-99               $ 19,733                 $ 19,544                         $ 19,301            $ 34,316
Dec-00               $ 20,183                 $ 19,269                         $ 17,931            $ 31,195
Dec-01               $ 18,937                 $ 17,270                         $ 16,083            $ 27,490
Dec-02               $ 19,046                 $ 15,747                         $ 15,231            $ 21,417

TOTAL RATES OF RETURN THROUGH DECEMBER 31, 2002

Initial Class

                                                  1 YEAR    3 YEARS   5 YEARS    LIFE*
--------------------------------------------------------------------------------------
Cumulative Total Return                           +0.58%     -3.48%   +23.88%  +90.46%
Average Annual Total Return                       +0.58%     -1.17%    +4.38%   +8.23%

Service Class

                                                  1 YEAR    3 YEARS   5 YEARS    LIFE*
--------------------------------------------------------------------------------------
Cumulative Total Return                           +0.41%     -3.71%   +23.59%  +90.01%
Average Annual Total Return                       +0.41%     -1.25%    +4.33%   +8.20%

COMPARATIVE INDICES++

                                                  1 YEAR    3 YEARS   5 YEARS    LIFE*
--------------------------------------------------------------------------------------
Average global flexible fund+                    -10.08%     -7.38%    +1.71%   +6.34%
Lipper Global Flexible Fund Index+                -8.82%     -6.95%    +1.45%   +5.72%
60% MSCI World/40% J.P. Morgan
  Global Government Bond Index#                   -5.30%     -7.59%    +1.44%   +5.29%
Standard & Poor's 500 Stock Index#               -22.09%    -14.54%    -0.58%   +9.77%

++ Average annual rates of return.
+ Source: Lipper, Inc.
# Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares, which have an inception date of August 24, 2001, have no sales charge and carry a 0.25% annual 12b-1 fee. Service Class share performance includes the performance of Initial Class shares for periods prior to the inception of Service Class. Because operating expenses of Service Class shares are higher than those of Initial Class, the Service Class performance generally would have been lower than Initial Class performance.

Returns shown do not reflect the deduction of the mortality and expense risk charges and administration fees. Please refer to the annuity product's annual report for performance that reflects the deduction of the fees and charges imposed by insurance company separate accounts.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown: without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT MAY BE DIFFERENT FROM THOSE SHOWN. VISIT www.mfs.com FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

(1) Investments in foreign and/or emerging market securities may be unfavorably affected by interest-rate and currency-exchange-rate changes, as well as by market, economic, and political conditions of the countries where investments are made. There may be greater returns but also greater risk than with U.S. investments.
(3) Investments in lower-rated securities may provide greater returns but may have greater-than-average risk.
(6) The portfolio may invest in mortgage-backed securities, which are subject to unique interest and maturity risks. When interest rates fall, mortgages may be paid early through refinancing, which may shorten the expected maturity of these securities. Alternatively, when interest rates rise, mortgages are not likely to be paid early, which may lengthen the expected maturity of these securities. Therefore, during times of fluctuating interest rates, these factors may cause the value of mortgage-backed securities to increase or decrease more than those of other fixed-income securities.

[PROXY TABULATOR]
[Address]

            Please fold and detach card at perforation before mailing

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

                            MFS/SUN LIFE SERIES TRUST
                         GLOBAL ASSET ALLOCATION SERIES

           PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS, JULY 28, 2003

The undersigned, revoking prior proxies, hereby appoints John W. Ballen, James
R. Bordewick, Jr., Stephen E. Cavan, Richard M. Hisey, Jeffrey L. Shames, and each of them, proxies with several powers of substitution, to vote for the undersigned at the Special Meeting of shareholders of MFS/Sun Life Series Trust-Global Asset Allocation Series to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Monday, July 28, 2003, notice of which meeting and the Prospectus/Proxy Statement accompanying the same have been received by the undersigned, or at any adjournment thereof, upon the following matters as described in the Notice of Meeting and accompanying Prospectus/Proxy Statement.

WHEN PROPERLY EXECUTED, THIS PROXY WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. ALL PROPOSALS (SET FORTH ON THE REVERSE OF THIS PROXY CARD) HAVE BEEN PROPOSED BY THE BOARD OF TRUSTEES. IF NO DIRECTION IS GIVEN ON THESE PROPOSALS, THIS PROXY CARD WILL BE VOTED "FOR" PROPOSAL 1. THE PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGMENT AS TO ANY OTHER MATTERS.


PLEASE SIGN AND VOTE ON THE REVERSE SIDE AND RETURN PROMPTLY IN ENCLOSED
ENVELOPE.


Date ______________________

Please sign this proxy exactly as your name or names appear hereon. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.



----------------------------------------
SHAREHOLDER (AND CO-OWNER) SIGN HERE



            Please fold and detach card at perforation before mailing

MFS/SUN LIFE SERIES TRUST
GLOBAL ASSET ALLOCATION SERIES

PROPOSAL:                For [ ]         Against [ ]               Abstain [ ]

1. Approval of the Plan of Reorganization and Termination providing for the transfer of all of the assets of Global Asset Allocation Series to Global Total Return Series, each a series of MFS/Sun Life Series Trust, in exchange for shares of beneficial interest of Global Total Return Series and the assumption by Global Total Return Series of the liabilities of Global Asset Allocation Series, and the distribution of such shares to the shareholders of Global Asset Allocation Series in liquidation of Global Asset Allocation Series and the termination of Global Asset Allocation Series.

PLEASE BE SURE TO SIGN AND DATE THIS CARD.

[PROXY TABULATOR]
[Address]

            Please fold and detach card at perforation before mailing

            INSTRUCTIONS SOLICITED ON BEHALF OF THE INSURANCE COMPANY

                            MFS/SUN LIFE SERIES TRUST
                         GLOBAL ASSET ALLOCATION SERIES

                               VOTING INSTRUCTIONS

The undersigned, an owner of or participant in an annuity or life insurance Contract issued by [name of insurance company] (the "Insurance Company"), hereby instructs the Insurance Company to vote its shares in the Series noted above, which are attributable to the undersigned's participation in the Contract at the Special Meeting of Shareholders to be held at 500 Boylston Street, 24th Floor, Boston, Massachusetts, on Monday, July 28, 2003, and at any adjournment thereof, as fully as the undersigned would be entitled to vote if personally present, as follows:

PLEASE SIGN AND VOTE ON THE REVERSE SIDE AND RETURN PROMPTLY IN ENCLOSED
ENVELOPE.

Date ______________________

Please sign this proxy exactly as your name or names appear hereon. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.



----------------------------------------
SIGN HERE



            Please fold and detach card at perforation before mailing

MFS/SUN LIFE SERIES TRUST
GLOBAL ASSET ALLOCATION SERIES

PROPOSAL:                For [ ]         Against [ ]               Abstain [ ]

1. To instruct the Insurance Company to approve the Plan of Reorganization and Termination providing for the transfer of all of the assets of Global Asset Allocation Series to Global Total Return Series, each a series of MFS/Sun Life Series Trust, in exchange for shares of beneficial interest of Global Total Return Series and the assumption by Global Total Return Series of the liabilities of Global Asset Allocation Series, and the distribution of such shares to the shareholders of Global Asset Allocation Series in liquidation of Global Asset Allocation Series and the termination of Global Asset Allocation Series.


THE SHARES ATTRIBUTABLE TO THE UNDERSIGNED'S PARTICIPATION IN THE CONTRACT WILL BE VOTED AS INDICATED OR VOTED TO INSTRUCT THE INSURANCE COMPANY TO VOTE "FOR" PROPOSAL 1. THE INSURANCE COMPANY IS INSTRUCTED IN ITS DISCRETION TO VOTE UPON SUCH OTHER MATTERS AS MAY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.

PLEASE BE SURE TO SIGN AND DATE THIS CARD.

                                  FORM N-14
                                    PART B

                          MFS/SUN LIFE SERIES TRUST
                                 ON BEHALF OF
                          GLOBAL TOTAL RETURN SERIES

                     STATEMENT OF ADDITIONAL INFORMATION
                                JUNE 24, 2003

    This Statement of Additional Information (the "Statement") contains material that may be of interest to investors but that is not included in the Prospectus/Proxy Statement (the "Prospectus") of MFS/Sun Life Series Trust-Global Total Return Series (the "Global Total Return Series") dated June 24, 2003 relating to the sale of all or substantially all of the assets of MFS/Sun Life Series Trust-Global Asset Allocation Series (the "Global Asset Allocation Series") to the Global Total Return Series. Each Series' Statement of Additional Information dated May 1, 2003, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus.

    This Statement should be read in conjunction with the Prospectus. Investors may obtain a free copy of the Prospectus or either or both of the Statements of Additional Information by writing Sun Life Assurance Company of Canada (U.S.), Annuities Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by calling 1-800-752-7215; and Sun Life Insurance and Annuity Company of New York, c/o Service Office, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by calling 1-800-447-7569.

               INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    Deloitte & Touche LLP are the independent accountants for the Global Total Return Series and the Global Asset Allocation Series, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings for the Global Total Return Series and the Global Asset Allocation Series. Each Series' Annual Report to Shareholders for the fiscal year ended December 31, 2002 is incorporated by reference into this Statement. The audited financial statements for the Global Total Return Series and the Global Asset Allocation Series incorporated by reference into this Statement have been so included and incorporated in reliance upon the reports of Deloitte & Touche LLP, given on their authority as experts in auditing and accounting.

                              TABLE OF CONTENTS

Unaudited Pro Forma Combined Financial Statements of the Global Total Return
Series and the Global Asset Allocation Series .................................

                          GLOBAL TOTAL RETURN SERIES
                                     AND
                        GLOBAL ASSET ALLOCATION SERIES
                   PRO FORMA COMBINED FINANCIAL STATEMENTS
                                 (UNAUDITED)

    The accompanying unaudited pro forma combined statements of investment portfolios and assets and liabilities assumes that the exchange described in the next paragraph occurred as of December 31, 2002, and the unaudited pro forma combined statement of operations for the 12 months ended December 31, 2002 presents the results of operations of MFS/Sun Life Series Trust-Global Total Return Series (the "Global Total Return Series") as if the combination with MFS/Sun Life Series Trust-Global Asset Allocation Series (the "Global Asset Allocation Series") had been consummated at December 31, 2001. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at December 31, 2001. The historical statements have been derived from the Global Total Return Series' and the Global Asset Allocation Series' books and records utilized in calculating daily net asset value at December 31, 2002, and for the 12 month period then ended.

    The pro forma statements give effect to the proposed transfer of all of the assets of the Global Asset Allocation Series to the Global Total Return Series in exchange for the assumption by the Global Total Return Series of the liabilities of the Global Asset Allocation Series and for a number of the Global Total Return Series' shares equal in value to the value of the net assets of the Global Asset Allocation Series transferred to the Global Total Return Series. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Global Total Return Series for pre-combination periods will not be restated. The pro forma statement of operations does not reflect the expenses of either Series in carrying out its obligations under the Plan of Reorganization and Termination.

    The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Global Total Return Series and the Global Asset Allocation Series incorporated by reference in this Statement of Additional Information.

PORTFOLIO OF INVESTMENTS AND PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2002

                                                       MFS Sun Life Global       MFS Sun Life Global
                                                       Total Return Series      Asset Allocation Series   Proformal Combined Totals
------------------------------------------------------------------------------------------------------------------------------------
STOCKS
------------------------------------------------------------------------------------------------------------------------------------
Issuer                                                Shares          Value      Shares          Value      Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS
AUSTRALIA
Australia & New Zealand Banking Group Ltd.
  (Banks & Credit Cos.)*                                23,946    $   233,698           0    $         0      23,946    $    233,698
News Corp. Ltd. (Insurance)*                                 0              0      66,282        428,016      66,282         428,016
QBE Insurance Group Ltd. (Insurance)*                  143,839        659,412     114,064        522,912     257,903       1,182,324
Tabcorp Holdings Ltd. (Gaming)                          47,900        286,951           0              0      47,900         286,951
                                                                  -----------                -----------                ------------
                                                                  $ 1,180,061                $   950,928                $  2,130,989
                                                                  -----------                -----------                ------------
AUSTRIA
Erste Bank der Oesterreichischen Sparkassen AG
  (Banks & Credit Cos.)                                  3,300    $   221,920           0    $         0       3,300         221,920
                                                                  -----------                -----------                ------------
BERMUDA
Accenture Ltd. (Business Services)*                      2,600    $    46,774           0    $         0       2,600          46,774
                                                                  -----------                -----------                ------------
CANADA
Abitibi-Consolidated, Inc. (Forest & Paper Products)    14,400    $   111,024           0    $         0      14,400    $    111,024
Alcan, Inc. (Metals & Minerals)                          3,800        112,176           0              0       3,800         112,176
BCE, Inc. (Telecommunications - Wireline)                8,520        153,445      23,022        415,481      31,542         568,926
Canadian National Railway Co. (Railroad)                12,243        508,819       3,875        161,045      16,118         669,864
Canadian National Resources Ltd. (Oil Services)              0              0       5,900        174,848       5,900         174,848
Encana Corp. (Oil Services)                              4,800        148,268           0              0       4,800         148,268
Quebecor World, Inc. (Printing & Publishing)            12,260        271,720           0              0      12,260         271,720
                                                                  -----------                -----------                ------------
                                                                  $ 1,305,452                $   751,374                $  2,056,826
                                                                  -----------                -----------                ------------
DENMARK
Danske Bank (Banks & Credit Cos.)                       25,100    $   414,607           0    $         0    25,100 $         414,607
                                                                  -----------                -----------                ------------
FINLAND
UPM-Kymmene Oyj (Forest & Paper Products)                5,500    $   176,429           0    $         0       5,500    $    176,429
                                                                  -----------                -----------                ------------
FRANCE
Aventis S.A. (Medical & Health Products)                13,250    $   719,501       8,120    $   440,932      21,370    $  1,160,433
Cap Gemini S.A. (Computer Software)                          0              0       5,000        114,160       5,000         114,160
Carrefour S.A. (Supermarket)                             5,200        231,293       7,200        320,252      12,400         551,545
L'Air Liquide S.A. (Chemicals)                               0              0       4,950        652,268       4,950         652,268
Sanofi-Synthelabo S.A. (Medical & Health Products)      11,320        691,239       8,700        531,252      20,020       1,222,491
Schneider Electric S.A. (Electronics)                    3,877        183,257           0              0       3,877         183,257
Societe Television Francaise 1 (Entertainment)          14,149        377,633           0              0      14,149         377,633
STMicroelectronics N.V. (Electronics)                   12,660        247,911      10,700        209,530      23,360         457,441
Total Fina S.A., ADR (Oils)                             11,692        835,978       4,625        659,866      16,317       1,495,844
                                                                  -----------                -----------                ------------
                                                                  $ 3,286,812                $ 2,928,260                $  6,215,072
                                                                  -----------                -----------                ------------
GERMANY
Bayerische Motoren Werke AG (Automotive)                 8,740    $   264,969       7,400    $   224,345      16,140    $    489,314
Deutsche Post AG (Special Products & Services)          12,380        129,780           0              0      12,380         129,780
Fresenius AG (Medical & Health Products)                 1,200         45,853           0              0       1,200          45,853
Linde AG (Industrial)                                   10,050        368,740       8,600        315,538      18,650         684,278
Schering AG (Medical & Health Products)                  6,080        264,188           0              0       6,080         264,188
                                                                  -----------                -----------                ------------
                                                                  $ 1,073,530                $   539,883                $  1,613,413
                                                                  -----------                -----------                ------------
HONG KONG
Hong Kong Electric Holdings Ltd. (Utilities-Electric)   43,420    $   164,531           0    $         0      43,420    $    164,531
                                                                  -----------                -----------                ------------

IRELAND
Bank of Ireland (Banks & Credit Cos.)                   33,770    $   346,577           0    $         0      33,770    $    346,577
Irish Life & Permanent PLC (Financial Institutions)     13,340        144,038           0              0      13,340         144,038
                                                                  -----------                -----------                ------------
                                                                  $   490,615                $         0                $    490,615
                                                                  -----------                -----------                ------------
ITALY
Snam Rete Gas S.P.A. (Utilities - Gas)*                 92,900    $   316,508      48,500    $   165,238     141,400    $    481,746
                                                                  -----------                -----------                ------------
JAPAN
Canon, Inc. (Technical Products & Services)             11,000    $   414,168       9,000    $   338,865      20,000    $    753,033
Chugai Pharmaceutical Co., Ltd. (Medical & Health
  Products)                                             11,000        104,700      29,800        283,642      40,800         388,342
Credit Saison Co., Ltd. (Financial Institutions)         6,900        117,693       8,100        138,161      15,000         255,854
Honda Motor Co., Ltd. (Automotive)                      11,600        428,942       9,300        343,893      20,900         772,835
Nippon Electric Glass Co., Ltd. (Manufacturing)         14,000        140,920           0              0      14,000         140,920
Nissin Food Products Co., Ltd. (Food & Beverage
  Products)                                              7,400        165,179           0              0       7,400         165,179
Nissan Motor Co., Ltd. (Automotive)                     25,000        194,997      34,000        265,196      59,000         460,193
Secom Co., Ltd. (Consumer Goods & Services)              7,000        239,976           0              0       7,000         239,976
Shiseido Co. (Consumer Goods & Services)                32,000        415,903      23,000        298,930      55,000         714,833
Tokyo Broadcasting System, Inc. (Media)                  9,000        113,106           0              0       9,000         113,106
Tokyo Gas Co., Ltd. (Utilities - Gas)                  173,000        542,082           0              0     173,000         542,082
Uni-Charm Corp. (Consumer Goods & Services)              5,270        209,078           0              0       5,270         209,078
                                                                  -----------                -----------                ------------
                                                                  $ 3,086,744                $ 1,668,687                $  4,755,431
                                                                  -----------                -----------                ------------
MEXICO
Fomento Economico Mexicano S.A. (Food & Beverage
  Products)                                              3,420    $   124,556           0    $         0       3,420    $    124,556
Telefonos de Mexico S.A., ADR (Telecommunications -
   Wireline)                                             3,900        124,722           0              0       3,900         124,722
                                                                  -----------                -----------                ------------
                                                                  $   249,278                $         0                $    249,278
                                                                  -----------                -----------                ------------
NETHERLANDS
Akzo Nobel N.V. (Chemicals)                             17,906    $   567,443      16,000    $   507,042      33,906    $  1,074,485
Elsevier N.V. (Printing & Publising)                         0              0      52,440        640,434      52,440         640,434
Fugro N.V. (Engineering)*                                2,200         99,469           0              0       2,200          99,469
Koninklijke KPN N.V. (Telecommunications - Wireline)     9,070         58,950           0              0       9,070          58,950
Koninklijke Philips Electronics N.V. (Electronics)       6,900        120,796           0              0       6,900         120,796
Unilever N.V. (Food & Beverage Products)                 5,670        348,013      11,000        675,158      16,670       1,023,171
VNU N.V. (Printing & Publishing)*                        4,278        111,443           0              0       4,278         111,443
Vodafone Libertel N.V. (Cellular Phones)*                    0              0      12,800        136,598      12,800         136,598
                                                                  -----------                -----------                ------------
                                                                  $ 1,306,114                $ 1,959,232                $  3,265,346
                                                                  -----------                -----------                ------------
NEW ZEALAND
Telecom Corp. of New Zealand, Ltd.
  (Telecommunications - Wireline)*                      15,610    $    37,011           0    $         0      15,610    $     37,011
                                                                  -----------                -----------                ------------

NORWAY
Storebrand ASA (Insurance)                              59,700    $   223,873           0    $         0      59,700    $    223,873
                                                                  -----------                -----------                ------------
SINGAPORE
DBS Group Holdings, Ltd. (Banks & Credit Cos.)               0    $         0      36,000    $   228,347      36,000    $    228,347
Haw Par Corp. (Banks & Credit Cos.)                          0              0         940          1,767         940           1,767
United Overseas Bank Lts. (Banks & Credit Cos.)              0              0      23,000        156,499      23,000         156,499
                                                                  -----------                -----------                ------------
                                                                  $         0                $   386,613                $    386,613
                                                                  -----------                -----------                ------------

SOUTH KOREA
Korea Tobacco & Ginseng Corp., GDR (Tobacco)##          20,520    $   131,328           0    $         0      20,520    $    131,328
Samsung Electronics (Electronics)                            0              0         450        119,160         450         119,160
                                                                  -----------                -----------                ------------
                                                                  $   131,328                $   119,160                $    250,488
                                                                  -----------                -----------                ------------

SPAIN
Altadis S.A. (Tobacco)                                  23,600    $   537,845           0    $         0      23,600    $    537,845
Gas Natural SDG S.A. (Utilities - Gas)                  12,720        240,952      16,700        316,345      29,420         557,297
Iberdrola S.A. (Utilities - Electric)                   35,270        493,597      26,900        376,460      62,170         870,057
Telefonica, S.A. (Telecommunications - Wireline)        50,782        454,093      37,500        335,325      88,282         789,418
                                                                  -----------                -----------                ------------
                                                                  $ 1,726,487                $ 1,028,130                $  2,754,617
                                                                  -----------                -----------                ------------
SWEDEN
ForeningsSparbanken AB, (Banks & Credit Cos.)           24,240    $   287,343           0    $         0      24,240    $    287,343
Saab AB, "B" (Aerospace)                                     0              0       7,100         78,444       7,100          78,444
                                                                  -----------                -----------                ------------
                                                                  $   287,343                $    78,444                $    365,787
                                                                  -----------                -----------                ------------

SWITZERLAND
Converium Holding AG (Insurance)                         1,600    $    77,524           0    $         0       1,600    $     77,524
Novartis AG (Medical & Health Products)                  8,700        317,410      11,200        408,620      19,900         726,030
Syngenta AG (Chemicals)                                 15,122        875,410      19,191      1,110,963      34,313       1,986,373
Synthes-Stratec, Inc. (Medical & Health Products)          150         91,987           0              0         150          91,987
UBS AG (Banks & Credit Cos.)                             9,503        461,818       5,935        288,424      15,438         750,242
                                                                  -----------                -----------                ------------
                                                                  $ 1,824,149                $ 1,808,007                $  3,632,156
                                                                  -----------                -----------                ------------
UNITED KINGDOM
BOC Group PLC (Chemicals)                                    0    $         0      32,800    $   468,702      32,800    $    468,702
BP Amoco PLC, ADR (Oils)*                               22,352        908,609      49,700        341,503      72,052       1,250,112
British Sky Broadcasting Group PLC (Media)               9,200         94,602      24,460        251,517      33,660         346,119
BT Group PLC (Telecommunications - Wireline)*          113,310        355,560           0              0     113,310         355,560
Cadbury Schweppes PLC (Food & Beverage Products)*       37,330        232,476           0              0      37,330         232,476
Diageo PLC (Food & Beverage Products)*                  73,761        801,199     100,328      1,089,772     174,089       1,890,971
Glaxo SmithKline PLC, ADR (Medical & Health Products)    3,600        134,856      15,700        301,152      19,300         436,008
GlaxoSmithKline PLC (Medical & Health Products)*        12,310        236,126           0              0      12,310         236,126
Granada Compass PLC (Media)*                            49,900         64,038     182,700        234,465     232,600         298,503
Imperial Tobacco Group PLC (Tobacco)*                    4,500         76,397           0              0       4,500          76,397
Lloyds TSB Group PLC (Banks & Credit Cos.)*             27,110        194,569           0              0      27,110         194,569
Marks & Spencer Group PLC (Retail)*                     21,817        110,590           0              0      21,817         110,590
National Grid Group PLC (Utilities - Electric)          51,110        375,454           0              0      51,110         375,454
Next PLC (Retail)*                                      17,310        205,154      22,700        269,035      40,010         474,189
Reckitt Benckiser PLC (Consumer Goods & Services)*      26,455        512,985      38,200        740,731      64,655       1,253,716
Reed Elsevier PLC (Printing & Publishing)               98,470        842,996           0              0      98,470         842,996
Rio Tinto PLC (Metals & Mining)*                        11,800        235,458           0              0      11,800         235,458
Royal Bank of Scotland Group PLC
  (Banks & Credit Cos.)*                                22,880        547,859      16,846        403,375      39,726         951,234
Unilever PLC (Food & Beverage Products)                 34,100        324,304           0              0      34,100         324,304
Vodafone Group PLC (Telecommunications - Wireless)*    238,604        434,836     198,589        361,912     437,193         796,748
William Hill Organization Ltd. (Gaming & Lodging)            0              0      30,290        110,646      30,290         110,646
WPP Group PLC (Advertising & Broadcasting)              17,600        134,387           0              0      17,600         134,387
                                                                  -----------                -----------                ------------
                                                                  $ 6,822,455                $ 4,572,810                $ 11,395,265
                                                                  -----------                -----------                ------------

TOTAL FOREIGN STOCKS                                              $24,372,021                $16,956,766                $ 41,328,787
                                                                  -----------                -----------                ------------

U.S. STOCKS
AEROSPACE
General Dynamics Corp.                                       0    $         0         460    $    36,510         460    $     36,510
Lockheed Martin Corp.                                        0              0       4,130        238,508       4,130         238,508
Northrop Grumman Corp.                                     950         92,150           0              0         950          92,150
                                                                  -----------                -----------                ------------
                                                                  $    92,150                $   275,018                $    367,168
                                                                  -----------                -----------                ------------

AUTOMOTIVE
AutoNation, Inc.*                                            0    $         0      10,490    $   131,754      10,490    $    131,754
                                                                  -----------                -----------                ------------

BANKS & CREDIT COS.
Bank of America Corp.                                   11,070    $   770,140       5,900    $   410,463      16,970    $  1,180,603
Comerica, Inc.                                           2,580        111,559           0              0       2,580         111,559
FleetBoston Financial Corp.                              7,300        177,390       9,000        218,700      16,300         396,090
National City Corp.                                      4,500        122,940       1,620         44,258       6,120         167,198
SunTrust Banks, Inc.                                     2,100        119,532           0              0       2,100         119,532
U.S. Bancorp                                                 0              0      12,840        272,465      12,840         272,465
Wachovia Corp.                                           5,900        214,996       2,210         80,533       8,110         295,529
Washington Mutual, Inc.                                      0              0       4,730        163,327       4,730         163,327
                                                                  -----------                -----------                ------------
                                                                  $ 1,516,557                $ 1,189,746                $  2,706,303
                                                                  -----------                -----------                ------------
BUSINESS MACHINES
Dell Computer Corp.                                          0    $         0      10,340    $   276,492      10,340    $    276,492
International Business Machines Corp.                    1,730        134,075       5,020        389,050       6,750         523,125
                                                                  -----------                -----------                ------------
                                                                  $   134,075                $   665,542                $    799,617
                                                                  -----------                -----------                ------------

BUSINESS SERVICES
Apollo Grup, Inc. "A"*                                       0    $         0       2,800    $   123,200       2,800    $    123,200
ARAMARK Corp."B" *                                       2,600         61,100           0              0       2,600          61,100
Automatic Data Processing, Inc.                          1,100         43,175       4,570        179,373       5,670         222,548
Fedex Corp.                                                  0              0       2,070        112,235       2,070         112,235
First Data Corp.                                             0              0       5,900        208,919       5,900         208,919
                                                                  -----------                -----------                ------------
                                                                  $   104,275                $   623,727                $    728,002
                                                                  -----------                -----------                ------------
CELLULAR PHONES
Motorola, Inc. - Units                                   2,900    $    92,800           0    $         0       2,900    $     92,800
Motorola, Inc.                                           8,500         73,525      20,360        176,114      28,860         249,639
QUALCOMM, Inc.*                                              0              0       2,800        101,892       2,800         101,892
                                                                  -----------                -----------                ------------
                                                                  $   166,325                $   278,006                $    444,331
                                                                  -----------                -----------                ------------
CHEMICALS
Dow Chemical Co.                                         1,000    $    29,700           0    $         0       1,000    $     29,700
E. I. DuPont de Nemours & Co.                                0              0       4,130        175,112       4,130         175,112
PPG Industries, Inc.                                     2,900        145,435           0              0       2,900         145,435
                                                                  -----------                -----------                ------------
                                                                  $   175,135                $   175,112                $    350,247
                                                                  -----------                -----------                ------------

COMPUTER HARDWARE
Hewlett-Packard Co.                                     19,930    $   345,985           0    $         0      19,930    $    345,985
                                                                  -----------                -----------                ------------
COMPUTER SOFTWARE
Oracle Corp.*                                                0    $         0      27,160    $   293,328      27,160    $    293,328
Intuit, Inc.*                                                0    $         0       3,540    $   166,097       3,540    $    166,097
Microsoft Corp.*                                         4,200    $   217,140       8,860    $   458,062      13,060    $    675,202
                                                                  -----------                -----------                ------------
                                                                  $   217,140                    917,487                   1,134,627
                                                                  -----------                -----------                ------------
CONGLOMERATES
Tyco International Ltd.                                      0    $         0      10,036    $   171,415      10,036    $    171,415
                                                                  -----------                -----------                ------------
CONSUMER GOODS & SERVICES
Colgate-Palmolive Co.                                    2,100    $   110,103           0    $         0       2,100    $    110,103
Gillette Co.                                                 0              0       5,310        161,212       5,310         161,212
Kimberly-Clark Corp.                                     2,100         99,687           0              0       2,100          99,687
Nike, Inc., "B"                                          2,800        124,516           0              0       2,800         124,516
Philip Morris Cos., Inc.                                23,726        961,615       7,820        316,945      31,546       1,278,560
Procter & Gamble Co.                                     4,750        408,215       4,580        393,605       9,330         801,820
                                                                  -----------                -----------                ------------
                                                                  $ 1,704,136                $   871,762                $  2,575,898
                                                                  -----------                -----------                ------------
CONTAINERS
Owens Illinois, Inc.*                                        0    $         0      14,310    $   208,640      14,310    $    208,640
Smurfit-Stone Container Corp.*                           6,600    $   101,581           0              0       6,600         101,581
                                                                  -----------                -----------                ------------
                                                                  $   101,581                $   208,640                $    310,221
                                                                  -----------                -----------                ------------
ELECTRICAL EQUIPMENT
General Electric Co.                                         0    $         0      22,880    $   557,128      22,880    $    557,128
                                                                  -----------                -----------                ------------
ELECTRONICS
Analog Devices, Inc.*                                    1,700    $    40,579       1,330    $    31,747       3,030    $     72,326
Cree Inc.                                                    0              0       1,920         31,392       1,920          31,392
Intel Corp.                                              7,800        121,446      16,380        255,037      24,180         376,483
                                                                  -----------                -----------                ------------
                                                                  $   162,025                $   318,176                $    480,201
                                                                  -----------                -----------                ------------
ENTERTAINMENT
Hearst-Argyle Television, Inc.*                              0    $         0       2,950    $    71,124       2,950    $     71,124
Sinclair Broadcasting Group, Inc. "A"*                       0              0       3,400         39,542       3,400          39,542
Walt Disney Co.                                          6,900        112,539           0              0       6,900         112,539
Viacom, Inc., "B"*                                       5,500        224,180       5,906        240,729      11,406         464,909
                                                                  -----------                -----------                ------------
                                                                  $   336,719                $   351,395                $    688,114
                                                                  -----------                -----------                ------------
FINANCIAL INSTITUTIONS
Citigroup, Inc.                                         16,400    $   577,116      15,793    $   555,756      32,193    $  1,132,872
Federal Home Loan Mortgage Corp.                        10,843        640,279       4,580        294,631      15,423         934,910
Federal National Mortgage Assn                           3,230        207,786       1,230         72,631       4,460         280,417
Goldman Sachs Group, Inc.                                3,600        245,160         920         62,652       4,520         307,812
J.P. Morgan Chase & Co.                                      0              0       4,580        109,920       4,580         109,920
Lehman Brothers Holdings, Inc.                               0              0       1,330         70,876       1,330          70,876
Mellon Financial Corp.                                   6,100        159,271           0              0       6,100         159,271
Merrill Lynch & Co., Inc.                                8,090        307,015       4,580        173,811      12,670         480,826
                                                                  -----------                -----------                ------------
                                                                  $ 2,136,627                $ 1,340,277                $  3,476,904
                                                                  -----------                -----------                ------------
FOOD & BEVERAGE PRODUCTS
Anheuser-Busch Cos., Inc.                                5,260    $   254,584         920    $    44,528       6,180    $    299,112
Archer-Daniels-Midland Co.                              19,800        245,520           0              0      19,800         245,520
Coca-Cola Co.                                                0              0       1,330         58,281       1,330          58,281
Coca-Cola Enterprises, Inc.                                  0              0       2,510         54,517       2,510          54,517
Del Monte Foods Co.*                                     1,697         13,067           0              0       1,697          13,067
Dole Food Co., Inc.                                          0              0       1,630         53,105       1,630          53,105
H.J. Heinz Co.                                           3,800        124,906           0              0       3,800         124,906
Kellogg Co.                                             15,150        519,190       5,170        177,176      20,320         696,366
PepsiCo, Inc.                                            2,800        118,216       3,844        162,294       6,644         280,510
Tyson Foods, Inc - Delaware "A"                              0              0       7,080         79,437       7,080          79,437
                                                                  -----------                -----------                ------------
                                                                  $ 1,275,483                $   629,338                $  1,904,821
                                                                  -----------                -----------                ------------
FOREST & PAPER PRODUCTS
International Paper Co.                                  4,200    $   146,874       4,130    $   144,426       8,330    $    291,300
                                                                  -----------                -----------                ------------
HOME CONSTRUCTION
KB Home                                                      0    $         0         440    $    18,854         440    $     18,854
Lennar Corp                                                  0              0         740         38,184         740          38,184
                                                                  -----------                -----------                ------------
                                                                  $         0                $    57,038                $     57,038
                                                                  -----------                -----------                ------------
INDUSTRIAL GASES
Air Products & Chemicals, Inc.                          11,590    $   495,473           0    $         0      11,590    $    495,473
Praxair, Inc.                                            5,855        338,243           0              0       5,855         338,243
                                                                  -----------                -----------                ------------
                                                                  $   833,716                $         0                $    833,716
                                                                  -----------                -----------                ------------
INSURANCE
Ace Ltd.                                                     0    $         0      24,440    $   717,070      24,440    $    717,070
AFLAC, Inc.                                              5,360        161,443           0              0       5,360         161,443
Allstate Corp.                                           1,700         62,883       5,900        218,241       7,600         281,124
American International Group, Inc.                       2,710        156,774           0              0       2,710         156,774
Arthur J. Gallagher & Co.                                8,500        249,730           0              0       8,500         249,730
Chubb Corp.*                                             1,000         23,950           0              0       1,000          23,950
CIGNA Corp.                                                  0              0         880         36,186         880          36,186
Hartford Financial Services Group, Inc.                  2,600        118,118           0              0       2,600         118,118
MetLife, Inc.                                           17,960        485,638       8,410        227,406      26,370         713,044
St. Paul Cos., Inc.                                      4,110        139,946           0          4,110     139,946
UnumProvident Corp.                                          0              0       3,980         69,809       3,980          69,809
Willis Group Holdings Ltd.*                              2,400         68,808           0              0       2,400          68,808
                                                                  -----------                -----------                ------------
                                                                  $ 1,467,290                $ 1,268,712                $  2,736,002
                                                                  -----------                -----------                ------------
MACHINERY
Caterpillar, Inc.                                        5,000    $   228,600           0    $         0       5,000    $    228,600
Deere & Co.                                             11,130        510,310           0              0      11,130         510,310
                                                                  -----------                -----------                ------------
                                                                  $   738,910                $         0                $    738,910
                                                                  -----------                -----------                ------------
MANUFACTURING
3M Co.                                                   3,220    $   397,026           0    $         0       3,220    $    397,026
Illinois Tool Works, Inc.                                  900         58,374           0              0         900          58,374
SPX Corp.*                                                   0              0       3,840        143,808       3,840         143,808
                                                                  -----------                -----------                ------------
                                                                  $   455,400                $   143,808                $    599,208
                                                                  -----------                -----------                ------------
MEDICAL & HEALTH PRODUCTS
Abbott Laboratories, Inc.                                2,200    $    88,000           0    $         0       2,200    $     88,000
Applera Corp. - Applied Biosystems Group                     0              0       5,610         98,399       5,610          98,399
Becton, Dickinson & Co.                                      0              0       2,950         90,536       2,950          90,536
Boston Scientific Corp.*                                     0              0       1,920         81,638       1,920          81,638
DENTSPLY International, Inc.                                 0              0       4,130        153,636       4,130         153,636
Eli Lilly & Co.                                         10,390        659,765       1,620        102,870      12,010         762,635
Forest Laboratories, Inc.*                                   0              0       1,770        173,849       1,770         173,849
Guidant Corp.*                                             800         24,680           0              0         800          24,680
Johnson & Johnson Co.                                    6,900        370,599       6,350        341,059      13,250         711,658
Merck & Co., Inc.                                        2,500        141,525       7,970        451,182      10,470         592,707
Pfizer, Inc.                                            10,500        320,985      18,162        555,212      28,662         876,197
                                                                  -----------                -----------                ------------
                                                                  $ 1,605,554                $ 2,048,381                $  3,653,935
                                                                  -----------                -----------                ------------
MEDICAL & HEALTH TECHNOLOGY SERVICES
Edwards Lifesciences Corp.*                                  0    $         0       6,790    $   172,941       6,790    $    172,941
IMS Health, Inc.                                         5,700         91,200           0              0       5,700          91,200
Lincare Holdings, Inc.*                                  2,600         82,212           0              0       2,600          82,212
UnitedHealth Group, Inc.                                     0              0       1,180         98,530       1,180          98,530
                                                                  -----------                -----------                ------------
                                                                  $   173,412                $   271,471                $    444,883
                                                                  -----------                -----------                ------------
METALS & MINERALS
Alcoa, Inc.                                             14,340    $   326,665           0    $         0      14,340    $    326,665
Phelps Dodge Corp.*                                      1,800         56,970           0              0       1,800          56,970
                                                                  -----------                -----------                ------------
                                                                  $   383,635                $         0                $    383,635
                                                                  -----------                -----------                ------------
NATURAL GAS - PIPELINE
National Fuel Gas Co.                                    5,500    $   114,015           0    $         0       5,500    $    114,015
                                                                  -----------                -----------                ------------
OIL SERVICES
Apache Corp.                                             1,500    $    85,485           0    $         0       1,500    $     85,485
ConocoPhillips                                             700         33,873           0              0         700          33,873
Devon Energy Corp.                                       2,800        128,520       1,620         74,358       4,420         202,878
Halliburton Co.                                          5,450        101,969       9,590        179,429      15,040         281,398
Valero Energy Corp.                                          0              0         880         32,507         880          32,507
                                                                  -----------                -----------                ------------
                                                                  $   349,847                $   286,294                $    636,141
                                                                  -----------                -----------                ------------
OILS
Anadarko Petroleum Corp.                                     0    $         0         600    $    28,740         600    $     28,740
ExxonMobil Corp.                                        22,342        780,629      18,150        634,161      40,492       1,414,790
Marathon Oil Corp                                            0              0       2,070         44,070       2,070          44,070
Unocal Corp.                                             2,900         88,682           0              0       2,900          88,682
                                                                  -----------                -----------                ------------
                                                                  $   869,311                $   706,971                $  1,576,282
                                                                  -----------                -----------                ------------
PHARMACEUTICALS
Myaln Laboratories, Inc.                                     0              0       3,840        134,016       3,840         134,016
                                                                  -----------                -----------                ------------
PHOTOGRAPHIC PRODUCTS
Eastman Kodak Co.                                        8,110    $   284,174           0    $         0       8,110    $    284,174
                                                                  -----------                -----------                ------------
POLLUTION CONTROL
Allied Waste Industries, Inc.*                               0    $         0       7,540    $    75,400       7,540    $     75,400
Waste Management, Inc.                                       0              0       1,770         40,568       1,770          40,568
                                                                  -----------                -----------                ------------
                                                                  $         0                $   115,968                $    115,968
                                                                  -----------                -----------                ------------
PRINTING & PUBLISHING
Gannett Co.                                              5,540    $   397,772       1,630    $   117,034       7,170    $    514,806
Lexmark International, Inc.*                                 0              0       2,360        142,780       2,360         142,780
Tribune Co.                                                400         18,184       3,400        154,564       3,800         172,748
                                                                  -----------                -----------                ------------
                                                                  $   415,956                $   414,378                $    830,334
                                                                  -----------                -----------                ------------
RAILROADS
Norfolk Southern Corp.                                       0    $         0       6,790    $   135,732       6,790    $    135,732
                                                                  -----------                -----------                ------------
REAL ESTATE INVESTMENTS TRUST
Starwood Hotels & Resorts Co.                                0    $         0       5,310    $   126,059       5,310    $    126,059
                                                                  -----------                -----------                ------------
RESTAURANTS & LODGING
Brinker International, Inc.*                                 0    $         0       3,100    $    99,975       3,100    $     99,975
YUM! Brands, Inc.*                                           0              0       3,100         75,082       3,100          75,082
                                                                  -----------                -----------                ------------
                                                                  $         0                $   175,057                $    175,057
                                                                  -----------                -----------                ------------
RETAIL
Gap, Inc                                                     0    $         0       7,380    $   114,538       7,380    $    114,538
Home Depot, Inc.                                         3,500         83,860       7,970        190,961      11,470         274,821
Lowe's Cos., Inc.                                        5,730        214,875       5,460        204,750      11,190         419,625
Penney (J.C.) Co.                                            0              0       1,470         33,825       1,470          33,825
Sears, Roebuck & Co.                                     3,100         74,245           0              0       3,100          74,245
Target Corp.                                             4,910        147,300       1,230         36,900       6,140         184,200
Wal-Mart Stores, Inc.                                        0              0      10,040        507,120      10,040         507,120
                                                                  -----------                -----------                ------------
                                                                  $   520,280                $ 1,088,094                $  1,608,374
                                                                  -----------                -----------                ------------
SPECIAL PRODUCTS & SERVICES
Amazon.com, Inc.*                                            0    $         0       5,610    $   105,973       5,610    $    105,973
Pall Corp.                                               3,900         65,052           0              0       3,900          65,052
SPDR Trust                                                   0              0       7,700        679,371       7,700         679,371
                                                                  -----------                -----------                ------------
                                                                  $    65,052                $   785,344                $    850,396
                                                                  -----------                -----------                ------------
SUPERMARKETS
Kroger Co.*                                             15,500    $   239,475      10,340    $   159,753      25,840    $    399,228
Safeway, Inc.*                                           9,100        212,576           0              0       9,100         212,576
                                                                  -----------                -----------                ------------
                                                                  $   452,051                $   159,753                $    611,804
                                                                  -----------                -----------                ------------
TELECOMMUNICATIONS - WIRELINE
AT&T Corp.                                               9,160    $   239,168           0    $         0       9,160    $    239,168
Cisco Systems, Inc.*                                         0              0       6,350         83,185       6,350          83,185
                                                                  -----------                -----------                ------------
                                                                  $   239,168                $    83,185                $    322,353
                                                                  -----------                -----------                ------------
TRANSPORTATION
United Parcel Service, Inc. "B"                          1,070    $    67,496           0    $         0       1,070    $     67,496
                                                                  -----------                -----------                ------------
UTILITIES - ELECTRIC
Centerpoint Energy, Inc.                                     0    $         0      10,630    $    90,355      10,630    $     90,355
Energy East Corp.                                        6,300        139,167           0              0       6,300         139,167
FPL Group, Inc.                                          2,900        174,377           0              0       2,900         174,377
Keyspan Corp.                                            3,800        133,912           0              0       3,800         133,912
NSTAR                                                    3,000        133,170           0              0       3,000         133,170
PG&E Corp.*                                                  0              0       8,410        116,899       8,410         116,899
PPL Corp.                                                1,070         37,108           0              0       1,070          37,108
Public Service Enterprise Group                              0              0       2,060         66,126       2,060          66,126
TXU Corp.                                                2,200         41,096      10,180        190,162      12,380         231,258
Xcel Energy, Inc.                                            0              0       5,470         60,170       5,470          60,170
                                                                  -----------                -----------                ------------
                                                                  $   658,830                $   523,712                $  1,182,542
                                                                  -----------                -----------                ------------
UTILITIES - TELEPHONE
BellSouth Corp.                                         15,900    $   411,333      11,220    $   290,262      27,120    $    701,595
SBC Communications, Inc.                                 7,400        200,614       3,240         87,836      10,640         288,450
Verizon Communications, Inc.                                 0              0       5,760        223,200       5,760         223,200
                                                                  -----------                -----------                ------------
                                                                  $   611,947                $   601,298                $  1,213,245
                                                                  -----------                -----------                ------------
TOTAL U.S. STOCKS                                                 $18,921,131                $17,974,220                $ 36,895,351
                                                                  -----------                -----------                ------------
TOTAL STOCKS (IDENTIFIED COST, $45,054,386,
  $36,948,025 & $82,002,411)                                      $43,293,152                $34,930,986                $ 78,224,138
                                                                  -----------                -----------                ------------
BONDS
                                               Principal Amount              Principal Amount          Principal Amount
                                                (000 Omitted)                 (000 Omitted)             (000 Omitted)
FOREIGN BONDS
AUSTRALIA
Commonwealth of Australia, 6.5s, 2013             AUD        0    $         0  AUD  1,180    $   732,945  AUD  1,180    $    732,945
Commonwealth of Australia, 6.25s, 2015                     438        265,311           0              0         438         265,311
                                                                  -----------                -----------                ------------
                                                                  $   265,311                $   732,945                $    998,256
                                                                  -----------                -----------                ------------
AUSTRIA
Republic of Austria, 5.5s, 2007                   EUR      928    $ 1,057,339           0    $         0  EUR    928    $  1,057,339
Republic of Austria, 5s, 2012                              329        364,274           0              0         329         364,274
                                                                  -----------                -----------                ------------
                                                                  $ 1,421,613                $         0                $  1,421,613
                                                                  -----------                -----------                ------------
BELGIUM
Kingdom of Belgium, 5s, 2012                      EUR      472    $   520,626           0    $         0  EUR    472    $    520,626
                                                                  -----------                -----------                ------------
CANADA
Government of Canada, 5.25s, 2012                 CAD    1,854    $ 1,213,929           0    $         0  CAD  1,854    $  1,213,929
Government of Canada, 8s, 2023                             601        503,577           0              0         601         503,577
Province of Quebec, 1.6s, 2013                    JPY   39,000        344,517           0              0  JPY 39,000         344,517
                                                                  -----------                -----------                ------------
                                                                  $ 2,062,023                $         0                $  2,062,023
                                                                  -----------                -----------                ------------
DENMARK
Kingdom of Denmark, 7s, 2007                      DKK   10,498    $ 1,696,606       4,970    $   803,213  DKK  15,468   $  2,499,819
                                                                  -----------                -----------                ------------
FINLAND
Republic of Finland, 5.375s, 2013                 EUR    1,114    $ 1,273,610           0    $         0  EUR  1,114    $  1,273,610
                                                                  -----------                -----------                ------------
FRANCE
Government of France, 6.5s, 2006                  EUR      293    $   342,391           0    $         0  EUR    293    $    342,391
Government of France, 5s, 2011                             635        705,862           0              0         635         705,862
Government of France, 4.75s, 2012                          335        364,921           0              0         335         364,921
Government of France, 6s, 2025                             302        369,371           0              0         302         369,371
Republic of France, 4.75s, 2007                              0              0         229        253,625         229         253,625
                                                                  -----------                -----------                ------------
                                                                  $ 1,782,545                $   253,625                $  2,036,170
                                                                  -----------                -----------                ------------
GERMANY
Federal Republic of Germany, 4.75s, 2008          EUR      489    $   542,615           0    $         0  EUR    489    $    542,615
Federal Republic of Germany, 4.5s, 2009                  1,246      1,361,335         472        515,690       1,718       1,877,025
Federal Republic of Germany, 5.25s, 2010                   611        693,202           0              0         611         693,202
                                                                  -----------                -----------                ------------
                                                                  $ 2,597,152                $   515,690                $  3,112,842
                                                                  -----------                -----------                ------------
IRELAND
Republic of Ireland, 4.25s, 2007                  EUR      424    $   459,544         557    $   603,693  EUR    981    $  1,063,237
Republic of Ireland, 5s, 2013                              564        624,055         344        380,630         908       1,004,685
Republic of Ireland, 4.6s, 2016                            346        361,732           0              0         346         361,732
                                                                  -----------                -----------                ------------
                                                                  $ 1,445,331                $   984,323                $  2,429,654
                                                                  -----------                -----------                ------------
ITALY
Republic of Italy, 4.5s, 2007                     EUR      489    $   534,867         115    $   125,787  EUR    604    $    660,654
Republic of Italy, 5s, 2008                                354        395,089           0              0         354         395,089
Republic of Italy, 4.75s, 2013                             363        392,710           0              0         363         392,710
                                                                  -----------                -----------                ------------
                                                                  $ 1,322,666                $   125,787                $  1,448,453
                                                                  -----------                -----------                ------------
JAPAN
International Bank For Reconstruction &
  Development (Banks & Credit Cos.), 5s, 2006         $    991    $ 1,070,170    $      0    $         0    $    991    $  1,070,170
                                                                  -----------                -----------                ------------
NETHERLANDS
Kingdom of Netherlands, 5.75s, 2007               EUR      307    $   351,666           0    $         0  EUR    307    $    351,666
Kingdom of Netherlands, 5s, 2012                           639        709,160           0              0         639         709,160
                                                                  -----------                -----------                ------------
                                                                  $ 1,060,826                $         0                $  1,060,826
                                                                  -----------                -----------                ------------
NEW ZEALAND
Government of New Zealand, 7s, 2009               NZD    1,258    $   691,971           0    $         0  NZD  1,258    $    691,971
                                                                  -----------                -----------                ------------
SPAIN
Kingdom of Spain, 5.35s, 2011                     EUR    2,004    $ 2,273,899           0    $         0  EUR  2,004    $  2,273,899
Kingdom of Spain, 5.5s, 2017                               989      1,133,534         857        982,243       1,846       2,115,777
                                                                  -----------                -----------                ------------
                                                                  $ 3,407,433                $   982,243                $  4,389,676
                                                                  -----------                -----------                ------------
SWEDEN
Kingdom of Sweden, 8s, 2007                       SEK    1,305    $   174,014           0    $         0  SEK  1,305    $    174,014
Kingdom of Sweden, 5s, 2009                              1,970        234,253           0              0       1,970         234,253
Kingdom of Sweden, 5.25s, 2011                           3,100        371,865           0              0       3,100         371,865
                                                                  -----------                -----------                ------------
                                                                  $   780,132                $         0                $    780,132
                                                                  -----------                -----------                ------------
UNITED KINGDOM
United Kingdom Treasury, 7.25s, 2007              GBP      303    $   553,748       1,274    $ 2,328,301  GBP  1,577    $  2,882,049
United Kingdom Treasury, 5.75s, 2009                       238        416,271       1,363      2,383,940       1,601       2,800,211
                                                                  -----------                -----------                ------------
                                                                  $   970,019                $ 4,712,241                $  5,682,260
                                                                  -----------                -----------                ------------

TOTAL FOREIGN BONDS                                               $22,368,034                $ 9,110,067                $ 31,478,101
                                                                  -----------                -----------                ------------
U.S. BONDS
ADVERTISING & BROADCASTING
Echostar DBS Corp., 9.375s, 2009                      $      0    $         0    $    650    $   687,375    $    650    $    687,375
                                                                  -----------                -----------                ------------
BIOTECHNOLOGY
Tenet Healthcare Corp., 6.5s, 2012                    $      0    $         0    $    650    $   588,250    $    650    $    588,250
                                                                  -----------                -----------                ------------
BROADCAST & CABLE TV
Charter Communications Holdings, 0s to 2004,
  9.92s, 2011                                         $      0    $         0    $    100    $    35,000    $    100    $     35,000
CSC Holdings, Inc., 8.125s, 2009                             0              0         340        326,825         340         326,825
                                                                  -----------                -----------                ------------
                                                                  $         0                $   361,825                $    361,825
                                                                  -----------                -----------                ------------
BUILDING
American Standard, Inc., 7.375s, 2008                 $      0    $         0    $     65    $    67,925    $     65    $     67,925
                                                                  -----------                -----------                ------------
CONSUMER CYCLICAL
Williams Scotsman, Inc., 9.875s, 2007                 $      0    $         0    $    200    $   185,000    $    200    $    185,000
                                                                  -----------                -----------                ------------
CONSUMER GOODS & SERVICES
Kindercare Learning Centers, Inc., 9.5s, 2009         $      0    $         0    $    100    $    97,000    $    100    $     97,000
Simmons Co., 10.25s, 2009                                    0              0         350        371,000         350         371,000
                                                                  -----------                -----------                ------------
                                                                  $         0                $   468,000                $    468,000
                                                                  -----------                -----------                ------------
CONTAINERS
Ball Corp., 8.25s, 2008                               $      0    $         0    $    250    $   263,125    $    250    $    263,125
                                                                  -----------                -----------                ------------
ENERGY - INDEPENDENT
Chesapeake Energy Corp., 8.125s, 2011                 $      0    $         0    $    505    $   520,150    $    505    $    520,150
                                                                  -----------                -----------                ------------
GAMING & LODGING
HMH Properties, Inc., 8.45s, 2008                     $      0    $         0    $    600    $   592,500    $    600    $    592,500
Park Place Entertainment Corp., 8.125s, 2011                 0              0         675        700,312         675         700,312
Station Casinos, Inc., 8.375s, 2008                          0              0         100        106,250         100         106,250
                                                                  -----------                -----------                ------------
                                                                  $         0                $ 1,399,062                $  1,399,062
                                                                  -----------                -----------                ------------
METALS & MINING
P&L Coal Holdings Corp., 9.625s, 2008                 $      0    $         0    $    675    $   712,969    $    675    $    712,969
                                                                  -----------                -----------                ------------
POLLUTION CONTROL
Allied Waste North America, Inc., 8.875s, 2008        $      0    $         0    $    675    $   685,125    $    675    $    685,125
                                                                  -----------                -----------                ------------
SUPERNATIONAL BANK
European Investment Bank, 4s, 2005                    $    689    $   715,407    $      0    $         0    $    689    $    715,407
                                                                  -----------                -----------                ------------
U.S. TREASURY OBLIGATIONS
Federal National Mortgage Assn., 6s, 2016             $     76    $    79,461    $      0    $         0    $     76    $     79,461
Federal National Mortgage Assn., TBA, 6.5s, 2030         1,175      1,221,988           0              0       1,175       1,221,988
Federal National Mortgage Assn., TBA, 5.5s, 2032           336        342,143           0              0         336         342,143
U.S. Treasury Bonds, 6.25s, 2023                         2,135      2,508,292           0              0       2,135       2,508,292
U.S. Treasury Bonds, 5.375s, 2031                          185        201,679           0              0         185         201,679
U.S. Treasury Notes, 3.5s, 2006                            677        704,503           0              0         677         704,503
U.S. Treasury Notes, 3.75s, 2004                             0              0       4,348      4,708,912       4,348       4,708,912
U.S. Treasury Notes, 6.125s, 2007                        1,674      1,924,969           0              0       1,674       1,924,969
U.S. Treasury Notes, 4.25s, 2010                         1,072      1,222,757           0              0       1,072       1,222,757
U.S. Treasury Notes, 5s, 2011                                0              0       1,231      1,352,561       1,231       1,352,561
                                                                  -----------                -----------                ------------
                                                                  $ 8,205,792                $ 6,061,473                $ 14,267,265
                                                                  -----------                -----------                ------------

TOTAL U.S. BONDS                                                  $ 8,921,199                $12,000,279                $ 20,921,478
                                                                  -----------                -----------                ------------
MUNICIPAL BONDS

Austin Texas Electric Utilities Systems Revenue,
  5.5s, 2012$                                              145    $   166,595           0    $         0         145    $    166,595
Cleveland Ohio, 5.75s, 2012                                145        170,120           0              0         145         170,120
Lakeville Minnesota Independent School District,
  4.5s, 2012                                               400        428,096           0              0         400         428,096
Metropolitan Transportation Authority New York,
  5s, 2032                                                 200        202,694           0              0         200         202,694
New Jersey State Turnpike Authority Turnpike
  Revenue, 6s, 2013                                        430        509,429           0              0         430         509,429
                                                                  -----------                -----------                ------------
TOTAL MUNICIPAL BONDS                                             $ 1,476,934                $         0                $  1,476,934
                                                                  -----------                -----------                ------------
TOTAL BONDS (IDENTIFIED COST, $30,257,846,
  $20,029,532 & $50,287,378)                                      $32,766,167                $21,110,346                $ 53,876,513
                                                                  -----------                -----------                ------------
CONVERTIBLE PREFERRED STOCK                        Shares                        Shares                    Shares

U.S. STOCKS
General Motors Corp., 5.25% (Automotive),
  (Identified Cost, $75,000)                             3,000    $    69,300                $         0       3,000    $     69,300
                                                                  -----------                -----------                ------------
CALL OPTIONS PURCHASED
                                                 Principal Amount            Principal Amount          Principal Amount
                                                   of Contracts                of Contracts              of Contracts
Issuer/Expiration Month/Price                      (000 Omitted)               (000 Omitted)             (000 Omitted)

Euro/March/0.9952
(Premiums Paid, $29,507)                              $  1,711    $    91,982                $         0       1,711    $     91,982
                                                                  -----------                -----------                ------------
SHORT-TERM OBLIGATIONS
                                                 Principal Amount            Principal Amount          Principal Amount
                                                   (000 Omitted)               (000 Omitted)             (000 Omitted)
Cargill, Inc., due 1/02/03                            $    967    $   966,969    $  2,584    $ 2,583,916    $  3,551    $  3,550,885
Federal Home Loan Bank, due 1/02/03                          1          1,000       2,734      2,733,943       2,735       2,734,943
                                                                  -----------                -----------                ------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST                   $   967,969                $ 5,317,859                $  6,285,828
                                                                  -----------                -----------                ------------
REPURCHASE AGREEMENT

Merrill Lynch & Co., Inc., dated 12/31/02 due
  1/02/03, total to be received $8,567,007 &
  $2,907,111 (secured by various U.S. Treasury and
  Federal Agency onligations in a jointly
  traded account), at Cost                            $  8,566    $ 8,566,436    $  2,907    $ 2,906,917    $ 11,473    $ 11,473,353
                                                                  -----------                -----------                ------------
TOTAL INVESTMENTS (IDENTIFIED COST, $84,951,144,
  $65,202,333, &150,153,477)                                      $85,755,006                $64,266,108                $150,021,114
                                                                  -----------                -----------                -----------
OTHER ASSETS, LESS LIABILITIES                                    $    94,844                $   433,009                $    527,853
                                                                  -----------                -----------                -----------
NET ASSETS                                                        $85,849,850                $64,699,117                $150,548,967
                                                                  ===========                ===========                ============


 * Non-income producing security
** Non-income producing security - in default
## SEC Rule 144A restriction

         AUD= Australian Dollars
         CAD= Canadian Dollars
         DKK= Danish Krone
         EUR= Euro
         GBP= British Pounds
         JPY= Japanese Yen
         NZD= New Zealand Dollars
         SEK= Swedish Krona

The Pro Forma Combined Portfolio of Investments reflects the proposed acquisition of the net assets of the MFS/Sun Global Asset
Allocation Series by the MFS/Sun Life Global Total Return Series as though such acquisition had become effective December 31,
2002, and includes the portfolio securities of both entities as at that date.

Investment Valuations -- Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Trustees.


PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2002
                                                                             MFS/SUN LIFE      MFS/SUN LIFE
                                                                             GLOBAL TOTAL      GLOBAL ASSET            PRO FORMA
                                                                             RETURN SERIES    ALLOCATION SERIES         COMBINED
                                                                             -------------    -----------------        ----------
Assets:
  Investments:
    Unaffiliated issuers, at identified cost                                 $ 76,384,708        $ 62,295,416          $138,680,124
    Repurchase agreement, at identified cost and value                          8,566,436           2,906,917            11,473,353
    Unrealized appreciation (depreciation)                                        803,862            (936,225)             (132,363)
                                                                             ------------        ------------          ------------
        Total investments, at value                                          $ 85,755,006        $ 64,266,108          $150,021,114
  Cash                                                                              1,901               1,310                 3,211
  Investments of cash collateral for securities loaned, at
    identified cost and value                                                      94,347             249,700               344,047
  Receivable for daily variation margin on open futures contracts                    --                15,241                15,241
  Net receivable for forward foreign currency exchange contracts                   37,920             444,264               482,184
  Receivable for investments sold                                               1,353,246              96,688             1,449,934
  Receivable for series shares sold                                                64,339              29,792                94,131
  Interest and dividends receivable                                               635,464             388,798             1,024,262
  Other assets                                                                       --                 1,593                 1,593
                                                                             ------------        ------------          ------------
     Total assets                                                            $ 87,942,223        $ 65,493,494          $153,435,717
                                                                             ------------        ------------          ------------
Liabilities:
  Payable for investments purchased                                          $  1,656,028        $       --            $  1,656,028
  Payable for series shares reacquired                                             40,474              76,106               116,580
  Collateral for securities loaned, at value                                       94,347             249,700               344,047
  Net payable for forward foreign currency exchange contracts                     243,848             397,528               641,376
  Net payable for forward foreign currency exchange contracts
    subject to master netting agreements                                             --                15,934                15,934
  Payable to affiliates-
    Management fee                                                                  1,760               1,349                 3,109
    Distribution fee (Service Class)                                                   39                  12                    51
  Accrued expenses and other liabilities                                           55,877              53,748               109,625
                                                                             ------------        ------------          ------------
    Total liabilities                                                        $  2,092,373        $    794,377          $  2,886,750
                                                                             ------------        ------------          ------------
Net assets                                                                   $ 85,849,850        $ 64,699,117          $150,548,967
                                                                             ------------        ------------          ------------
Net assets consist of:
  Paid-in capital                                                            $ 86,738,185        $ 82,042,744          $168,780,929
  Unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities in foreign currencies                                  620,788          (1,168,449)             (547,661)
  Accumulated net realized loss on investments and foreign currency
    transactions                                                               (3,580,125)        (17,198,351)          (20,778,476)
  Accumulated undistributed net investment income                               2,071,002           1,023,173             3,094,175
                                                                             ------------        ------------          ------------
      Total                                                                  $ 85,849,850        $ 64,699,117          $150,548,967
                                                                             ------------        ------------          ------------
Net assets:
  Initial Class                                                              $ 80,150,463        $ 62,825,421          $142,975,884
  Service Class                                                                 5,699,387           1,873,696             7,573,083
                                                                                                                       ------------
                                                                             ------------        ------------          ------------
      Total                                                                  $ 85,849,850        $ 64,699,117          $150,548,967
                                                                             ============        ============          ============
Shares of beneficial interest outstanding
  Initial Class                                                                 6,111,903           5,926,697            10,904,079
  Service Class                                                                   435,811             177,316               579,060
                                                                             ------------        ------------          ------------
      Total                                                                     6,547,714           6,104,013            11,483,139
                                                                             ============        ============          ============
Net asset value:
    (net assets/shares of beneficial interest outstanding)
  Initial Class                                                                $ 13.11             $ 10.60               $ 13.11
                                                                             ------------        ------------          ------------
  Service Class                                                                $ 13.08             $ 10.57               $ 13.08
                                                                             ------------        ------------          ------------

Notes:

The Pro Forma Combined Portfolio of Investments reflects the proposed acquisition of the net assets of the MFS Sun Life Global
Asset Allocation Series by the MFS Sun Life Global Total Return Series as though such acquisition had become effective December 31,
2002, and reflects the accounts of both entities as at the date.

The above statement reflects neither any adjustment with respect to additional distributions that may be made prior to the
Reorganization nor any anticipated expense to be incurred in connection with the Reorganization.

The Pro Forma combined shares of each class' shares of beneficial interest outstanding represent those shares that would have been outstanding on December 31, 2002, had the acquisition taken place on December 31,2001. In exchange for the net assets of the MFS
Sun Life Global Asset Allocation Series each class of shares of the MFS Sun Life Global Total Return Series would have been issued based upon the per-share net asset value as follows:

                                                                         Initial Class             Service Class
                                                                        ----------------          ----------------
        Net assets - MFS Sun Life Global Asset Allocation Series          $ 62,825,421               $ 1,873,696
        Shares - MFS Sun Life Global Total Return Series                     4,792,176                   143,249
        Net asset value - MFS Sun Life Global Total Return Series               $13.11                    $13.08

PRO FORMA COMBINED STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2002
                                                             MFS/SUNLIFE          MFS/SUNLIFE
                                                             GLOBAL TOTAL         GLOBAL ASSET           PRO FORMA       PRO FORMA
                                                             RETURN SERIES      ALLOCATION SERIES       ADJUSTMENTS       COMBINED
                                                             -------------      -----------------       -----------       --------
Net investment income:
  Income -
    Interest                                                  $ 1,816,262           $ 1,661,011         $   --         $ 3,477,273
                                                              -----------           -----------         --------       -----------
    Dividend                                                    1,077,336               821,938             --           1,899,274
    Foreign taxes withheld                                        (67,389)              (51,788)            --            (119,177)
                                                              -----------           -----------         --------       -----------
      Total investment Income                                 $ 2,826,209           $ 2,431,161         $   --         $ 5,257,370
                                                              -----------           -----------         --------       -----------
Expenses -
    Management fees                                           $   652,248           $   563,529         $   --         $ 1,215,777
    Trustees' fees                                                  4,502                 3,703           (2,205)            6,000
    Administrative fees                                             8,360                 7,690             --              16,050
    Custodian fees                                                 66,107                54,714            2,940           123,761
    Printing fees                                                   8,684                 8,939           (8,823)(A)         8,800
    Auditing fees                                                  37,289                39,188          (38,477)(A)        38,000
    Legal fees                                                      2,674                   850            7,976 (B)        11,500
    Distribution (Service Class)                                    9,498                 3,254             --              12,752
    Miscellaneous                                                   3,535                14,462          (13,303)(C)         4,694
                                                              -----------           -----------         --------       -----------
      Total expenses                                          $   792,897           $   696,329         $(51,892)      $ 1,437,334
    Fees paid indirectly                                           (1,009)               (1,328)            --              (2,337)
                                                              -----------           -----------         --------       -----------
      Net expenses                                            $   791,888           $   695,001         $(51,892)      $ 1,434,997
                                                              -----------           -----------         --------       -----------
        Net investment income                                 $ 2,034,321           $ 1,736,160         $ 51,892       $ 3,822,373
                                                              ===========           ===========         ========       ===========
Realized and unrealized gain (loss) on investments:
    Realized gain (loss) (identified cost basis) -
    Investment transactions                                   $(1,301,160)          $(4,018,494)        $   --         $(5,319,654)
    Written option transactions                                      --                 229,174             --             229,174
    Future contracts                                               14,310              (746,580)            --            (732,270)
    Foreign currency transactions                                  16,124            (2,171,760)            --          (2,155,636)
                                                              -----------           -----------         --------       -----------
      Net realized loss on investments                        $(1,270,726)          $(6,707,660)        $   --         $(7,978,386)
                                                              -----------           -----------         --------       -----------
    Change in unrealized appreciation (depreciation) -
    Investments                                               $  (214,724)          $  (955,361)        $   --         $(1,170,085)
    Written options                                                  --                 (58,883)            --             (58,883)
    Futures contracts                                              (3,084)             (247,949)            --            (251,033)
    Translation of assets and liabilities in foreign
      currencies                                                 (160,952)              480,768          319,816
                                                              -----------           -----------         --------       -----------
      Net unrealized loss on investments                      $  (378,760)          $  (781,425)        $   --         $(1,160,185)
                                                              -----------           -----------         --------       -----------
        Net realized and unrealized loss on investments       $(1,649,486)          $(7,489,085)        $   --         $(9,138,571)
                                                              -----------           -----------         --------       -----------
          Increase (decrease) in net assets from
            operations                                        $   384,835           $(5,752,925)        $ 51,892       $(5,316,198)
                                                              -----------           -----------         --------       -----------

    (A) Expenditure reduced as the result of the elimination of duplicative functions.

    (B) Increase due to Legal Expenses associated with the merger.

    (C) Expenditure reduced as the result of the elimination of duplicative functions and elimination of Goldman Future Charge.

    The Pro Forma Combined Statement of Operations reflects the proposed acquisition of the assets of the MFS/SunLife Global Asset
    Allocation Series by the MFS/SunLife Global Total Return Series as though such acquisition had become effective December 31,
    2001, and reflects the accounts of both entities for the twelve months ended December 31, 2002.

    The above statement reflects neither any adjustment with respect to additional distributions that may be made prior to the reorganization nor any anticipated reorganization expenses.

                           GLOBAL TOTAL RETURN SERIES

                                    FORM N-14
                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 and (b) the undertaking of the registrant regarding indemnification as set forth in Registrant's Post-Effective Amendment No. 21.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 16. EXHIBITS

          1 (a)  Amended and Restated Declaration of Trust dated May 1,
                 2001. (8)

            (b) Amendment to the Declaration of Trust, dated May 29, 2001, to establish an additional class of shares. (10)

            (c) Amendment to the Declaration of Trust, dated April 30, 2002, to redesignate certain series. (11)

            (d) Amendment to the Declaration of Trust, dated October 16, 2002, to redesignate one series. (11)

          2      Amended and Restated By-Laws, dated October 25, 2002. (11)

          3      Not Applicable.

          4 Plan of Reorganization; included as Exhibit A to the Global Total Return Prospectus set forth in Part A to the Registration Statement on Form N-14.

          5      Not Applicable.

          6 (a) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated May 24, 1985.
                 (3)

            (b) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated July 23, 1986.
                 (3)

            (c) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company dated January 26, 1988. (3)

            (d) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Growth Series dated November 1, 1993. (3)

            (e) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Utilities Series dated November 1, 1993. (3)

            (f) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Research Series dated September 16, 1994. (3)

            (g) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Asset Allocation Series dated September 16, 1994. (3)

            (h) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the World Total Return Series dated September 16, 1994. (3)

            (i) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Emerging Growth Series dated May 1, 1995. (3)

            (j) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth Series dated September 1, 1995. (3)

            (k) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial International Growth and Income Series dated September 1, 1995. (3)

            (l) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the MFS/Foreign & Colonial Emerging Markets Equity Series dated September 1, 1995. (3)

            (m) Investment Advisory Agreement between Registrant and Massachusetts Financial Services Company relating to the Value Series dated May 1, 1996. (3)

            (n) Investment Advisory Agreement between Registrant, on behalf of the Research Growth and Income Series, and Massachusetts Financial Services Company dated May 12, 1997. (3)

            (o) Amendment to the Investment Advisory Agreement by and between Massachusetts Financial Services Company and the Registrant relating to the Capital Appreciation Series dated January 1, 1997. (1)

            (p) Investment Advisory Agreement between Registrant, on behalf of the Bond Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

            (q) Investment Advisory Agreement between Registrant, on behalf of the Equity Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

            (r) Investment Advisory Agreement between Registrant, on behalf of the Massachusetts Investors Growth Stock Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

            (s) Investment Advisory Agreement between Registrant, on behalf of the New Discovery Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

            (t) Investment Advisory Agreement between Registrant, on behalf of the Research International Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

            (u) Investment Advisory Agreement between Registrant, on behalf of the Strategic Income Series, and Massachusetts Financial Services Company dated May 1, 1998. (4)

            (v) Investment Advisory Agreement between Registrant, on behalf of the Strategic Growth Series, and Massachusetts Financial Services Company. (5)

            (w) Investment Advisory Agreement between Registrant, on behalf of Technology Series, and Massachusetts Financial Services Company. (6)

            (x) Investment Advisory Agreement between Registrant, on behalf of Global Telecommunications Series, and Massachusetts Financial Services Company. (6)

            (y) Investment Advisory Agreement between Registrant, on behalf of Mid Cap Growth Series, and Massachusetts Financial Services Company. (6)

            (z) Investment Advisory Agreement between Registrant, on behalf of Global Health Sciences Series, and Massachusetts Financial Services Company. (10)

            (aa) Investment Advisory Agreement between Registrant, on behalf of
                 International New Discovery Series, and Massachusetts Financial Services Company. (8)

          7 (a)  Distribution Agreement, dated July 13, 2001. (10)

          8      Not Applicable

          9 (a) Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated July 2, 2001. (7)

            (b) Global Custodian Contract between Registrant and Chase Manhattan Bank, dated July 2, 2001. (7)

            (c) Exhibit A, revised September 30, 2002, to the Master Custodian Contract and the Global Custody Agreement. (12)

            (d) Amendment No. 1, dated September 30, 2002, to the Master Custodian Agreement with State Street Bank & Trust Company.
                 (12)

         10 (a) Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective July 13, 2001. (10)

            (b) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, dated July 13, 2001. (10)

         11 Opinion of James R. Bordewick, Jr. including consent; filed herewith.

         12 Form of Opinion of Kirkpatrick & Lockhart LLP as to tax matters, including consent; filed herewith.

         13 (a) Shareholder Servicing Agent Agreement between Registrant and MFS Service Center, Inc., dated August 1, 1985. (3)

            (b) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (2)

            (c) Exhibit A, as revised September 18, 2002, to the Amended and Restated Master Administrative Services Agreement. (9)

         14 Consent of Deloitte & Touche LLP, independent accountants to Global Asset Allocation Series and Global Total Return Series; filed herewith.

         15      Not Applicable.

         16 (a)  Power of Attorney, dated May 4, 2001. (8)

            (b)  Power of Attorney, dated August 1, 2002. (11)

            (c)  Power of Attorney, dated November 4, 2002. (11)

            (d)  Power of Attorney, dated April 1, 2003. (11)

         17 (a) Global Total Return Series Prospectus and Statement of Additional Information, dated May 1, 2003. (11)

            (b) Global Total Return Series' Annual Report to Shareholders for the fiscal year ended December 31, 2002. (13)

            (c) Global Asset Allocation Series Prospectus and Statement of Additional Information, dated May 1, 2003. (11)

            (e) Global Asset Allocation Series' Annual Report to Shareholders for the fiscal year ended December 31, 2002. (13)

----------------
 (1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 29, 1997.

 (2) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.

 (3) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 13, 1998.

 (4) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR on February 22, 1999.

 (5) Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 28, 2000.

 (6) Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement filed with the SEC via EDGAR on December 13, 2000.

 (7) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.

 (8) Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement filed with the SEC via EDGAR on May 29, 2001.

 (9) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.

(10) Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement filed with the SEC via EDGAR on March 1, 2002.

(11) Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR on April 30, 2003.

(12) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002.

(13) Incorporated by reference to Registrant's Form N-30D (File Nos. 2-83616 and 811-3732) filed with the SEC via EDGAR on February 27, 2003.

ITEM 17. UNDERTAKINGS

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (c) The Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     NOTICE

         A copy of the Amended and Restated Declaration of Trust, as amended, of MFS/Sun Life Series Trust, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 14th day of May 2003.

                                        MFS(R)/SUN LIFE SERIES TRUST
                                          On behalf of one of its series,
                                          Global Total Return Series

                                        By: JAMES R. BORDEWICK, JR.
                                             ------------------------------
                                        Name:  James R. Bordewick, Jr.
                                        Title: Assistant Clerk and Assistant
                                               Secretary

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on May 14, 2003.


             SIGNATURE   TITLE


C. JAMES PRIEUR*                        Chairman
----------------------------------
C. James Prieur


JOHN W. BALLEN*                         Principal Executive Officer
----------------------------------
John W. Ballen

                                        Principal Financial Officer and
RICHARD M. HISEY*                         Principal Accounting Officer
----------------------------------
Richard M. Hisey


SAMUEL ADAMS*                           Trustee
----------------------------------
Samuel Adams


J. KERMIT BIRCHFIELD*                   Trustee
----------------------------------
J. Kermit Birchfield


ROBERT C. BISHOP*                       Trustee
----------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                    Trustee
----------------------------------
Frederick H. Dulles


DAVID D. HORN*                          Trustee
----------------------------------
David D. Horn


DERWYN F. PHILLIPS*                     Trustee
----------------------------------
Derwyn F. Phillips


RONALD G. STEINHART*                    Trustee
----------------------------------
Ronald G. Steinhart


HAVILAND WRIGHT*                        Trustee
Haviland Wright



                                        *By:  JAMES R. BORDEWICK, JR.
                                              -------------------------
                                        Name: James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr. on
                                        behalf of those indicated pursuant to a
                                        Power of Attorney dated May 4, 2001,
                                        included in the Registrant's
                                        Post-Effective Amendment No. 30 filed
                                        with the Securities and Exchange
                                        Commission via EDGAR on May 29, 2001;
                                        and Powers of Attorney dated August 1,
                                        2002, November 4, 2002 and April 1,
                                        2003, each incorporated by reference to
                                        Post-Effective Amendment No. 32 to the
                                        Registrant's Registration Statement
                                        filed with the SEC via EDGAR on April
                                        30, 2003.

                                  EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement pursuant to General Instruction G of Form N-14.


EXHIBITS                       DESCRIPTION                             PAGE

   11      Opinion of James R. Bordewick, Jr. including consent.

   12      Form of Opinion of Kirkpatrick & Lockhart LLP as to
             tax matters, including consent.

   14      Consent of Deloitte & Touche, independent accountants
             to Global Asset Allocation Series and Global Total
             Return Series.